UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00134

AB GLOBAL RISK ALLOCATION FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2015

Date of reporting period: August 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Global Risk Allocation Fund

Portfolio of Investments

August 31, 2015 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 27.6%
Brazil - 16.6%
Brazil Letras do Tesouro Nacional Zero Coupon, 1/01/16	BRL	62,500	$16,473,864
Brazil Notas do Tesouro Nacional
Series B
6.00%, 8/15/50		14,518	9,313,683
Series F
10.00%, 1/01/21-1/01/25		157,120	34,801,128

			60,588,675

Portugal - 3.1%
Portugal Obrigacoes do Tesouro OT
2.875%, 10/15/25 (a)	EUR	9,951	11,416,874

Turkey - 5.2%
Turkey Government Bond
8.80%, 9/27/23	TRY	59,472	19,086,405

United States - 2.7%
U.S. Treasury Bonds
3.00%, 5/15/45 (b)	U.S.$	9,680	9,791,920

Total Governments - Treasuries (cost $115,429,071)			100,883,874

	Shares
COMMON STOCKS - 22.8%
Financials - 3.8%
Banks - 1.3%
Agricultural Bank of China Ltd.-Class H		773,000	311,281
Aozora Bank Ltd.		7,000	25,555
Australia & New Zealand Banking Group Ltd.		1,352	26,890
Banca Monte dei Paschi di Siena SpA (c)		5,620	11,775
Banco Bilbao Vizcaya Argentaria SA		2,547	23,562
Banco Comercial Portugues SA (c)		374,804	26,449
Banco de Sabadell SA		12,316	26,094
Banco Espirito Santo SA (REG) (c)(d)(e)		17,161	0	^
Banco Popolare SC (c)		1,224	20,981
Banco Popular Espanol SA		4,192	17,850
Banco Santander SA		3,821	23,326
Bank of America Corp.		2,225	36,357
Bank of China Ltd.-Class H		897,000	408,554
Bank of Communications Co., Ltd.-Class H		429,000	322,595
Bank of East Asia Ltd. (The)		6,600	22,800
Bank of Ireland (c)		46,122	18,300
Bank of Kyoto Ltd. (The)		2,000	21,684
Bank of Montreal		754	40,692
Bank of Nova Scotia (The)		883	40,418
Bank of Queensland Ltd.		2,892	26,075
Bank of Yokohama Ltd. (The)		4,000	24,425
Bankia SA		15,302	18,394
Bankinter SA		2,728	20,439
Barclays PLC		6,597	26,215
BB&T Corp.		1,173	43,307

Company	Shares	U.S. $ Value
Bendigo & Adelaide Bank Ltd.	3,374	26,320
BNP Paribas SA	408	25,700
BOC Hong Kong Holdings Ltd.	5,500	18,585
CaixaBank SA	4,602	19,806
Canadian Imperial Bank of Commerce/Canada	618	45,420
Chiba Bank Ltd. (The)	3,000	21,842
China CITIC Bank Corp. Ltd.-Class H (c)	91,000	55,796
China Construction Bank Corp.-Class H	597,000	419,679
China Everbright Bank Co., Ltd.-Class H	348,000	160,484
China Minsheng Banking Corp. Ltd.-Class H	492,000	473,553
Chugoku Bank Ltd. (The)	1,500	22,187
CIT Group, Inc.	882	38,314
Citigroup, Inc.	689	36,848
Citizens Financial Group, Inc.	1,593	39,538
Comerica, Inc.	735	32,340
Commerzbank AG (c)	1,879	20,991
Commonwealth Bank of Australia	541	28,904
Credit Agricole SA	1,617	21,860
Danske Bank A/S	863	26,691
DBS Group Holdings Ltd.	1,700	21,427
DNB ASA	1,724	24,543
Erste Group Bank AG (c)	708	20,951
Fifth Third Bancorp	1,867	37,191
First Republic Bank/CA	648	39,081
Fukuoka Financial Group, Inc.	5,000	24,771
Gunma Bank Ltd. (The)	3,000	19,995
Hachijuni Bank Ltd. (The)	3,000	20,672
Hang Seng Bank Ltd.	1,700	30,259
Hiroshima Bank Ltd. (The)	4,000	22,540
Hokuhoku Financial Group, Inc.	10,000	22,549
HSBC Holdings PLC	4,144	32,753
Huntington Bancshares, Inc./OH	3,718	40,563
ING Groep NV	1,469	22,509
Intesa Sanpaolo SpA	5,774	21,008
Intesa Sanpaolo SpA - RSP	7,522	24,828
Iyo Bank Ltd. (The)	1,900	21,239
Joyo Bank Ltd. (The)	4,000	21,365
JPMorgan Chase & Co.	668	42,819
KBC Groep NV	393	25,970
KeyCorp	2,724	37,428
Lloyds Banking Group PLC	26,144	30,815
M&T Bank Corp.	381	45,049
Mitsubishi UFJ Financial Group, Inc.	2,700	17,810
Mizuho Financial Group, Inc.	10,500	21,504
National Australia Bank Ltd.	1,276	28,293
National Bank of Canada	1,217	40,055
Natixis SA	3,081	19,565
Nordea Bank AB	2,487	29,366
Oversea-Chinese Banking Corp., Ltd.	3,279	20,764
People’s United Financial, Inc.	2,374	36,797
PNC Financial Services Group, Inc. (The)	523	47,656
Raiffeisen Bank International AG (c)	1,101	14,774
Regions Financial Corp.	3,413	32,731
Resona Holdings, Inc.	4,200	21,169
Royal Bank of Canada	727	40,528
Royal Bank of Scotland Group PLC (c)	5,039	26,036
Seven Bank Ltd.	5,100	21,669
Shinsei Bank Ltd.	11,000	23,711
Shizuoka Bank Ltd. (The)	2,000	21,046

Company	Shares	U.S. $ Value
Skandinaviska Enskilda Banken AB-Class A	2,864	33,280
Societe Generale SA	487	23,662
Standard Chartered PLC	1,736	20,225
Sumitomo Mitsui Financial Group, Inc.	500	20,408
Sumitomo Mitsui Trust Holdings, Inc.	5,000	20,639
SunTrust Banks, Inc.	1,014	40,935
Suruga Bank Ltd.	1,100	21,011
Svenska Handelsbanken AB-Class A	2,188	32,636
Swedbank AB-Class A	1,516	34,582
Toronto-Dominion Bank (The)	1,112	44,358
UniCredit SpA	3,098	20,207
Unione di Banche Italiane SCpA	2,601	20,243
United Overseas Bank Ltd.	1,600	21,998
US Bancorp	1,158	49,041
Wells Fargo & Co.	917	48,904
Westpac Banking Corp.	1,312	29,133
Yamaguchi Financial Group, Inc.	2,000	24,631

		4,738,568

Capital Markets - 0.5%
3i Group PLC	3,212	24,045
Aberdeen Asset Management PLC	5,222	25,347
Affiliated Managers Group, Inc. (c)	187	34,864
Ameriprise Financial, Inc.	334	37,632
Bank of New York Mellon Corp. (The)	1,075	42,785
BlackRock, Inc.-Class A	131	39,624
Charles Schwab Corp. (The)	972	29,529
CI Financial Corp.	1,641	39,229
CITIC Securities Co., Ltd.-Class H	155,000	310,339
Credit Suisse Group AG (REG) (c)	1,020	27,456
Daiwa Securities Group, Inc.	3,000	20,737
Deutsche Bank AG (REG)	717	21,066
E*TRADE Financial Corp. (c)	955	25,107
Eaton Vance Corp.	859	29,781
Franklin Resources, Inc.	905	36,725
Goldman Sachs Group, Inc. (The)	209	39,417
Haitong Securities Co., Ltd.-Class H	151,200	217,111
Hargreaves Lansdown PLC	1,633	27,950
ICAP PLC	3,335	23,049
IGM Financial, Inc.	1,408	40,294
Invesco Ltd.	1,103	37,623
Investec PLC	3,830	31,158
Julius Baer Group Ltd. (c)	492	23,914
Legg Mason, Inc.	742	32,893
Macquarie Group Ltd.	460	24,828
Morgan Stanley	997	34,347
Nomura Holdings, Inc.	2,700	16,938
Northern Trust Corp.	627	43,790
Partners Group Holding AG	82	26,447
Platinum Asset Management Ltd.	4,571	22,010
Raymond James Financial, Inc.	665	35,238
SBI Holdings, Inc./Japan	1,100	13,321
Schroders PLC	704	30,385
SEI Investments Co.	780	39,452
State Street Corp.	554	39,844
T Rowe Price Group, Inc.	649	46,650
TD Ameritrade Holding Corp.	973	32,557
UBS Group AG	1,314	27,181

		1,650,663

Company	Shares	U.S. $ Value
Consumer Finance - 0.1%
Acom Co., Ltd. (c)	5,300	23,878
AEON Financial Service Co., Ltd.	900	20,380
Ally Financial, Inc. (c)	1,881	41,119
American Express Co.	644	49,408
Capital One Financial Corp.	564	43,851
Credit Saison Co., Ltd.	800	15,985
Discover Financial Services	778	41,802
Navient Corp.	2,775	35,492
Synchrony Financial (c)	1,194	39,342

		311,257

Diversified Financial Services - 0.2%
ASX Ltd.	1,012	28,385
Berkshire Hathaway, Inc.-Class B (c)	427	57,235
CME Group, Inc./IL-Class A	464	43,820
Deutsche Boerse AG	314	28,049
Eurazeo SA	324	21,031
EXOR SpA	522	23,955
First Pacific Co., Ltd./Hong Kong	30,000	19,463
Groupe Bruxelles Lambert SA	494	38,288
Hong Kong Exchanges and Clearing Ltd.	600	14,110
Industrivarden AB-Class C	1,544	28,077
Intercontinental Exchange, Inc.	167	38,144
Investment AB Kinnevik-Class B	723	20,402
Investor AB-Class B	825	29,656
Japan Exchange Group, Inc.	700	21,721
Leucadia National Corp.	1,800	38,628
London Stock Exchange Group PLC	836	32,042
McGraw Hill Financial, Inc.	432	41,900
Mitsubishi UFJ Lease & Finance Co., Ltd.	4,600	22,151
Moody’s Corp.	400	40,924
NASDAQ OMX Group, Inc. (The)	857	43,870
Onex Corp.	741	45,116
ORIX Corp.	1,300	17,424
Pargesa Holding SA	608	37,265
Singapore Exchange Ltd.	4,400	22,658
Voya Financial, Inc.	902	38,858
Wendel SA	243	31,145

		824,317

Insurance - 0.8%
ACE Ltd.	480	49,037
Admiral Group PLC	1,136	26,887
Aegon NV	3,680	22,666
Aflac, Inc.	822	48,169
Ageas	823	33,598
AIA Group Ltd.	4,000	22,075
Alleghany Corp. (c)	97	45,570
Allianz SE (REG)	191	30,433
Allstate Corp. (The)	767	44,701
American International Group, Inc.	708	42,721
AMP Ltd.	4,305	18,210
Aon PLC	513	47,935
Arch Capital Group Ltd. (c)	789	53,873

Company	Shares	U.S. $ Value
Arthur J Gallagher & Co.	888	38,823
Assicurazioni Generali SpA	1,569	28,696
Assurant, Inc.	606	45,056
Aviva PLC	3,546	26,108
Axis Capital Holdings Ltd.	592	33,152
Baloise Holding AG (REG)	301	36,812
China Life Insurance Co., Ltd.-Class H	41,000	139,818
Chubb Corp. (The)	498	60,163
Cincinnati Financial Corp.	961	50,289
CNP Assurances	1,853	28,575
Dai-ichi Life Insurance Co., Ltd. (The)	1,000	18,169
Delta Lloyd NV	1,671	17,742
Direct Line Insurance Group PLC	6,624	35,705
Everest Re Group Ltd.	291	51,161
Fairfax Financial Holdings Ltd.	86	39,990
FNF Group	1,080	39,323
Gjensidige Forsikring ASA	2,090	30,949
Great-West Lifeco, Inc.	1,495	38,216
Hannover Rueck SE (REG)	314	31,868
Hartford Financial Services Group, Inc. (The)	793	36,438
Industrial Alliance Insurance & Financial Services, Inc.	1,291	41,234
Insurance Australia Group Ltd.	6,653	23,984
Intact Financial Corp.	608	42,078
Legal & General Group PLC	8,652	33,286
Lincoln National Corp.	642	32,607
Loews Corp.	1,356	49,426
Manulife Financial Corp.	2,067	33,591
Mapfre SA	9,321	27,364
Marsh & McLennan Cos., Inc.	864	46,423
Medibank Pvt Ltd. (c)	18,310	30,361
MetLife, Inc.	716	35,872
MS&AD Insurance Group Holdings, Inc.	700	22,007
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	212	38,888
New China Life Insurance Co., Ltd.-Class H	14,600	56,907
NN Group NV	876	26,737
Old Mutual PLC	10,603	32,269
PartnerRe Ltd.	99	13,703
Power Corp. of Canada	1,839	40,258
Power Financial Corp.	1,567	38,520
Principal Financial Group, Inc.	759	38,216
Progressive Corp. (The)	1,666	49,913
Prudential Financial, Inc.	402	32,441
Prudential PLC	1,333	28,769
QBE Insurance Group Ltd.	2,069	19,429
RenaissanceRe Holdings Ltd.	501	51,077
RSA Insurance Group PLC	2,353	18,368
Sampo Oyj-Class A	721	34,734
SCOR SE	802	28,229
Sompo Japan Nipponkoa Holdings, Inc.	600	19,817
Sony Financial Holdings, Inc.	1,272	23,791
Standard Life PLC	3,977	25,169
Sun Life Financial, Inc.	852	27,083
Suncorp Group Ltd.	3,251	29,667
Swiss Life Holding AG (c)	159	37,213
Swiss Re AG	489	41,921
T&D Holdings, Inc.	1,350	18,123
Tokio Marine Holdings, Inc.	500	20,015
Torchmark Corp.	823	48,113

Company	Shares	U.S. $ Value
Travelers Cos., Inc. (The)	521	51,866
Tryg A/S	1,295	25,422
UnipolSai SpA	10,010	22,930
Unum Group	1,128	37,833
Willis Group Holdings PLC	1,061	45,718
WR Berkley Corp.	861	46,735
XL Group PLC	1,329	49,558
Zurich Insurance Group AG (c)	130	35,693

		2,886,286

Real Estate Investment Trusts (REITs) - 0.6%
American Capital Agency Corp.	2,439	46,658
American Tower Corp.	457	42,131
Annaly Capital Management, Inc.	4,941	49,706
Ascendas Real Estate Investment Trust	14,000	22,095
AvalonBay Communities, Inc.	280	46,217
Boston Properties, Inc.	415	47,053
British Land Co. PLC (The)	2,808	35,012
Brixmor Property Group, Inc.	1,755	40,049
Camden Property Trust	646	46,531
CapitaLand Commercial Trust. Ltd.	23,900	22,510
CapitaLand Mall Trust	16,400	22,281
Care Capital Properties, Inc. (c)	184	5,841
Communications Sales & Leasing, Inc.	2,014	40,481
Crown Castle International Corp.	682	56,872
Dexus Property Group	4,243	22,206
Digital Realty Trust, Inc.	594	37,612
Duke Realty Corp.	2,107	38,052
Equinix, Inc.	149	40,196
Equity Residential	613	43,676
Essex Property Trust, Inc.	190	40,778
Extra Space Storage, Inc.	581	42,692
Federal Realty Investment Trust	311	40,144
Federation Centres	11,701	23,522
Fonciere Des Regions	295	24,599
Gecina SA	245	30,922
General Growth Properties, Inc.	1,461	37,080
Goodman Group	5,114	22,102
GPT Group (The)	8,156	26,066
H&R Real Estate Investment Trust	2,426	38,079
Hammerson PLC	4,069	38,908
HCP, Inc.	1,225	45,399
Health Care REIT, Inc.	653	41,368
Host Hotels & Resorts, Inc.	2,058	36,488
ICADE	372	26,654
Intu Properties PLC	5,131	25,209
Iron Mountain, Inc.	1,350	38,259
Japan Prime Realty Investment Corp.	9	29,093
Japan Real Estate Investment Corp.	7	29,343
Japan Retail Fund Investment Corp.	14	25,736
Kimco Realty Corp.	1,759	40,545
Klepierre	601	26,449
Land Securities Group PLC	1,785	34,097
Liberty Property Trust	783	24,069
Link REIT	4,000	21,236
Macerich Co. (The)	453	34,510
Mirvac Group	17,522	21,783
Nippon Building Fund, Inc.	8	33,611
Nippon Prologis REIT, Inc.	12	21,721
Plum Creek Timber Co., Inc.	1,456	56,041

Company	Shares	U.S. $ Value
Prologis, Inc.	1,156	43,928
Public Storage	240	48,305
Realty Income Corp. (f)	1,039	46,433
Regency Centers Corp.	662	39,263
RioCan Real Estate Investment Trust (Toronto)	2,014	37,215
Scentre Group	10,216	27,672
Segro PLC	3,916	24,963
Simon Property Group, Inc.	269	48,237
SL Green Realty Corp.	391	40,472
Stockland	9,060	25,173
Suntec Real Estate Investment Trust	20,200	21,897
UDR, Inc.	1,249	40,343
Unibail-Rodamco SE	103	26,741
United Urban Investment Corp.	17	22,323
Ventas, Inc.	735	40,440
Vereit, Inc.	4,912	39,984
Vornado Realty Trust	523	45,600
Westfield Corp.	3,422	23,697
Weyerhaeuser Co.	1,431	39,982

		2,364,350

Real Estate Management & Development - 0.3%
Aeon Mall Co., Ltd.	1,300	21,871
Brookfield Asset Management, Inc.-Class A	1,118	35,190
CapitaLand Ltd.	10,700	21,445
CBRE Group, Inc.-Class A (c)	1,083	34,678
Cheung Kong Property Holdings Ltd. (c)	3,184	22,426
City Developments Ltd.	3,700	23,069
Daito Trust Construction Co., Ltd.	200	21,847
Daiwa House Industry Co., Ltd.	800	19,613
Deutsche Annington Immobilien SE	717	23,501
Deutsche Wohnen AG	1,194	31,418
First Capital Realty, Inc.	2,991	39,536
Global Logistic Properties Ltd.	15,000	23,616
Hang Lung Properties Ltd.	9,000	20,375
Henderson Land Development Co., Ltd.	3,773	23,313
Hulic Co., Ltd.	2,500	22,949
Hysan Development Co., Ltd.	6,000	24,092
Jones Lang LaSalle, Inc.	242	36,027
Keppel Land Ltd. (d)(e)	7,000	21,034
Kerry Properties Ltd.	7,000	20,999
Lend Lease Group	2,157	21,343
Mitsubishi Estate Co., Ltd.	1,000	21,511
Mitsui Fudosan Co., Ltd.	1,000	27,708
New World Development Co., Ltd.	21,287	21,610
Nomura Real Estate Holdings, Inc.	1,300	24,386
NTT Urban Development Corp.	2,500	23,277
Realogy Holdings Corp. (c)	736	29,661
Sino Land Co., Ltd.	16,000	23,955
Sumitomo Realty & Development Co., Ltd.	1,000	33,766
Sun Hung Kai Properties Ltd.	2,000	25,352
Swire Pacific Ltd.-Class A	3,000	33,005
Swire Properties Ltd.	7,800	23,966
Swiss Prime Site AG (REG) (c)	502	39,408
Tokyo Tatemono Co., Ltd.	1,800	22,611
Tokyu Fudosan Holdings Corp.	3,200	21,987
UOL Group Ltd.	5,128	22,740
Wharf Holdings Ltd. (The)	4,000	22,566
Wheelock & Co., Ltd.	5,000	22,796

		948,647

Company	Shares	U.S. $ Value
Thrifts & Mortgage Finance - 0.0%
Hudson City Bancorp, Inc.	1,217	11,318
New York Community Bancorp, Inc. (f)	2,929	51,726

		63,044

		13,787,132

Consumer Staples - 2.8%
Beverages - 0.5%
Anheuser-Busch InBev SA/NV	480	52,353
Asahi Group Holdings Ltd.	1,400	46,103
Brown-Forman Corp.-Class B	1,520	149,112
Carlsberg A/S-Class B	509	38,460
Coca-Cola Amatil Ltd.	6,787	40,551
Coca-Cola Co. (The)	4,820	189,522
Coca-Cola Enterprises, Inc.	2,057	105,915
Coca-Cola HBC AG (c)	3,916	79,755
Constellation Brands, Inc.-Class A	1,060	135,680
Diageo PLC	2,167	57,419
Dr Pepper Snapple Group, Inc.	1,847	141,720
Heineken Holding NV	851	59,339
Heineken NV	780	61,648
Kirin Holdings Co., Ltd.	2,900	42,556
Molson Coors Brewing Co.-Class B	1,372	93,419
Monster Beverage Corp. (c)	529	73,245
PepsiCo, Inc.	2,143	199,149
Pernod Ricard SA	577	60,506
Remy Cointreau SA	787	46,657
SABMiller PLC (London)	1,079	50,192
Suntory Beverage & Food Ltd.	1,000	42,220
Treasury Wine Estates Ltd.	1,572	6,665

		1,772,186

Food & Staples Retailing - 0.7%
Aeon Co., Ltd.	2,700	40,495
Alimentation Couche-Tard, Inc.-Class B	2,984	126,450
Carrefour SA	1,667	54,124
Casino Guichard Perrachon SA	746	47,125
Colruyt SA	1,513	73,676
Costco Wholesale Corp.	1,112	155,736
CVS Health Corp.	1,377	141,005
Delhaize Group	620	55,475
Distribuidora Internacional de Alimentacion SA (c)	6,904	41,404
Empire Co., Ltd.-Class A	2,005	134,358
FamilyMart Co., Ltd.	900	41,675
George Weston Ltd.	1,592	131,925
ICA Gruppen AB	1,738	64,500
J Sainsbury PLC	12,970	48,008
Jean Coutu Group PJC, Inc. (The)-Class A	8,565	131,704
Jeronimo Martins SGPS SA	4,204	58,157
Koninklijke Ahold NV	3,140	61,929
Kroger Co. (The)	3,518	121,371
Lawson, Inc.	700	49,949
Loblaw Cos., Ltd.	2,479	132,316
METRO AG	1,553	45,154

Company	Shares	U.S. $ Value
Metro, Inc.	4,926	130,077
Rite Aid Corp. (c)	7,362	60,737
Seven & i Holdings Co., Ltd.	1,100	47,833
Sysco Corp.	3,976	158,523
Tesco PLC	17,635	51,184
Wal-Mart Stores, Inc.	2,347	151,921
Walgreens Boots Alliance, Inc.	1,288	111,476
Wesfarmers Ltd.	1,832	52,977
Whole Foods Market, Inc.	2,890	94,676
WM Morrison Supermarkets PLC	17,559	45,073
Woolworths Ltd.	2,208	41,452

		2,702,465

Food Products - 1.0%
Ajinomoto Co., Inc.	2,000	43,934
Archer-Daniels-Midland Co.	2,755	123,947
Aryzta AG (c)	906	46,439
Associated British Foods PLC	1,246	60,735
Barry Callebaut AG (REG) (c)	60	65,807
Bunge Ltd.	1,656	119,977
Calbee, Inc.	1,100	42,023
Campbell Soup Co.	3,224	154,720
Chocoladefabriken Lindt & Spruengli AG	14	78,918
Chocoladefabriken Lindt & Spruengli AG (REG)	1	67,236
ConAgra Foods, Inc.	3,125	130,250
Danone SA	1,011	62,635
General Mills, Inc.	2,835	160,915
Golden Agri-Resources Ltd.	191,200	42,706
Hershey Co. (The)	1,763	157,824
Hormel Foods Corp.	2,324	141,996
JM Smucker Co. (The)	1,377	162,100
Kellogg Co.	2,955	195,857
Kerry Group PLC-Class A	1,018	75,817
Keurig Green Mountain, Inc.	870	49,242
Kikkoman Corp.	1,000	32,116
Kraft Heinz Co. (The)	1,703	123,740
McCormick & Co., Inc./MD	2,171	172,117
Mead Johnson Nutrition Co.-Class A	1,557	121,975
MEIJI Holdings Co., Ltd.	300	48,780
Mondelez International, Inc.-Class A	2,718	115,135
Nestle SA (REG)	1,290	95,030
NH Foods Ltd.	2,000	46,088
Nisshin Seifun Group, Inc.	3,100	42,260
Nissin Foods Holdings Co., Ltd.	1,000	47,413
Orkla ASA	7,767	57,261
Saputo, Inc.	5,688	131,002
Tate & Lyle PLC	6,599	54,304
Toyo Suisan Kaisha Ltd.	1,100	41,183
Tyson Foods, Inc.-Class A	2,911	123,077
WH Group Ltd. (a)(c)	69,500	36,482
WhiteWave Foods Co. (The)-Class A (c)	2,607	120,287
Wilmar International Ltd.	19,400	39,194
Yakult Honsha Co., Ltd.	700	38,989
Yamazaki Baking Co., Ltd.	3,000	50,392

		3,519,903

Company	Shares	U.S. $ Value
Household Products - 0.3%
Church & Dwight Co., Inc.	2,202	189,989
Clorox Co. (The)	1,649	183,319
Colgate-Palmolive Co.	2,792	175,366
Edgewell Personal Care Co.	1,185	104,351
Henkel AG & Co. KGaA	607	55,665
Henkel AG & Co. KGaA (Preference Shares)	517	54,026
Kimberly-Clark Corp.	1,744	185,788
Procter & Gamble Co. (The)	2,542	179,643
Reckitt Benckiser Group PLC	801	70,179
Svenska Cellulosa AB SCA-Class B	2,374	67,522
Unicharm Corp.	1,600	32,280

		1,298,128

Personal Products - 0.1%
Beiersdorf AG	717	59,249
Estee Lauder Cos., Inc. (The)-Class A	1,407	112,236
Kao Corp.	900	41,106
L’Oreal SA	326	55,752
Shiseido Co., Ltd.	1,400	29,283
Unilever NV	1,575	63,118
Unilever PLC	1,794	71,948

		432,692

Tobacco - 0.2%
Altria Group, Inc.	2,666	142,844
British American Tobacco PLC	1,401	74,186
Imperial Tobacco Group PLC	1,213	58,386
Japan Tobacco, Inc.	1,199	42,612
Philip Morris International, Inc.	1,996	159,281
Reynolds American, Inc.	1,620	135,675
Swedish Match AB	2,251	66,478

		679,462

		10,404,836

Consumer Discretionary - 2.7%
Auto Components - 0.2%
Aisin Seiki Co., Ltd.	500	17,979
Autoliv, Inc. (f)	537	54,854
BorgWarner, Inc.	1,013	44,207
Bridgestone Corp.	500	16,719
Cie Generale des Etablissements Michelin-Class B	390	37,658
Continental AG	142	30,077
Delphi Automotive PLC	545	41,158
Denso Corp.	400	17,847
GKN PLC	8,548	37,959
Goodyear Tire & Rubber Co. (The)	1,536	45,727
Johnson Controls, Inc.	1,220	50,191
Koito Manufacturing Co., Ltd.	400	13,669
Lear Corp.	563	57,871
Magna International, Inc. (Toronto)-Class A	924	45,596
NGK Spark Plug Co., Ltd.	500	12,247
NHK Spring Co., Ltd.	1,400	13,500
NOK Corp.	600	14,749
Nokian Renkaat Oyj	983	26,494
Pirelli & C. SpA	629	10,539
Stanley Electric Co., Ltd.	700	13,586
Sumitomo Electric Industries Ltd.	1,100	15,052
Sumitomo Rubber Industries Ltd.	1,000	14,129

Company	Shares	U.S. $ Value
Toyoda Gosei Co., Ltd.	700	13,674
Toyota Industries Corp.	300	14,840
Valeo SA	213	26,674
Yokohama Rubber Co., Ltd. (The)	800	15,677

		702,673

Automobiles - 0.2%
Bayerische Motoren Werke AG	403	37,040
Bayerische Motoren Werke AG (Preference Shares)	485	35,240
Daihatsu Motor Co., Ltd.	1,100	13,420
Daimler AG (REG)	436	34,947
Fiat Chrysler Automobiles NV (c)	1,660	23,274
Ford Motor Co.	3,953	54,828
Fuji Heavy Industries Ltd.	400	13,983
General Motors Co.	1,780	52,403
Harley-Davidson, Inc.	955	53,528
Honda Motor Co., Ltd.	500	15,727
Isuzu Motors Ltd.	1,300	14,727
Mazda Motor Corp.	800	13,710
Mitsubishi Motors Corp.	1,800	13,765
Nissan Motor Co., Ltd.	1,800	16,188
Peugeot SA (c)	1,280	22,006
Porsche Automobil Holding SE (Preference Shares)	442	30,694
Renault SA	356	29,479
Suzuki Motor Corp.	400	13,583
Tesla Motors, Inc. (c)(f)	190	47,321
Toyota Motor Corp.	400	23,642
Volkswagen AG	189	35,247
Volkswagen AG (Preference Shares)	207	39,221
Yamaha Motor Co., Ltd.	700	13,476

		647,449

Distributors - 0.0%
Genuine Parts Co.	836	69,798
Jardine Cycle & Carriage Ltd.	700	14,209
LKQ Corp. (c)	1,651	49,513

		133,520

Diversified Consumer Services - 0.0%
Benesse Holdings, Inc.	500	13,252
H&R Block, Inc.	1,293	43,988

		57,240

Hotels, Restaurants & Leisure - 0.4%
Accor SA	681	32,245
Aramark	1,567	49,110
Aristocrat Leisure Ltd.	2,370	14,204
Carnival Corp.	1,056	51,987
Carnival PLC	780	39,397
Chipotle Mexican Grill, Inc.-Class A (c)	86	61,061
Compass Group PLC	3,003	47,365
Crown Resorts Ltd.	1,677	13,638
Darden Restaurants, Inc.	790	53,728
Flight Centre Travel Group Ltd.	704	18,530
Galaxy Entertainment Group Ltd.	2,000	6,420

Company	Shares	U.S. $ Value
Genting Singapore PLC	23,100	12,649
Hilton Worldwide Holdings, Inc.	2,046	50,802
InterContinental Hotels Group PLC	941	35,231
Las Vegas Sands Corp.	732	33,840
Marriott International, Inc./MD-Class A	794	56,104
McDonald’s Corp.	819	77,821
McDonald’s Holdings Co. Japan Ltd.	700	15,411
Merlin Entertainments PLC (a)	12,622	74,709
MGM China Holdings Ltd.	5,200	8,668
MGM Resorts International (c)	1,542	31,503
Norwegian Cruise Line Holdings Ltd. (c)	853	49,133
Oriental Land Co., Ltd./Japan	300	16,522
Restaurant Brands International, Inc.	1,162	44,586
Royal Caribbean Cruises Ltd.	534	47,077
Sands China Ltd.	2,800	9,732
Shanghai Jinjiang International Hotels Development Co., Ltd.-Class B (e)	24,143	57,697
Shangri-La Asia Ltd.	12,000	11,792
SJM Holdings Ltd.	13,000	11,770
Sodexo SA	516	45,313
Starbucks Corp.	1,181	64,613
Starwood Hotels & Resorts Worldwide, Inc.	611	43,668
Tabcorp Holdings Ltd.	4,618	15,231
Tatts Group Ltd.	5,097	13,335
TUI AG	2,270	39,951
Whitbread PLC	650	47,469
William Hill PLC	5,604	30,718
Wyndham Worldwide Corp.	747	57,131
Wynn Macau Ltd.	7,600	11,809
Wynn Resorts Ltd.	318	23,866
Yum! Brands, Inc.	600	47,862

		1,473,698

Household Durables - 0.3%
Barratt Developments PLC	3,179	30,948
Casio Computer Co., Ltd.	700	13,426
DR Horton, Inc.	1,553	47,165
Electrolux AB-Class B	1,095	30,841
Garmin Ltd. (f)	1,343	50,510
Harman International Industries, Inc.	375	36,652
Husqvarna AB-Class B	5,637	36,563
Iida Group Holdings Co., Ltd.	900	15,860
Jarden Corp. (c)	922	47,335
Konka Group Co., Ltd.-Class B (d)(e)	294,017	398,650
Leggett & Platt, Inc.	1,418	62,987
Lennar Corp.-Class A	972	49,475
Mohawk Industries, Inc. (c)	244	48,061
Newell Rubbermaid, Inc.	1,622	68,335
Nikon Corp.	1,100	14,061
Panasonic Corp.	1,400	15,332
Persimmon PLC (c)	1,216	38,903
PulteGroup, Inc.	2,581	53,401
Rinnai Corp.	200	14,963
Sekisui Chemical Co., Ltd.	1,000	11,013
Sekisui House Ltd.	1,300	19,377
Sharp Corp./Japan (c)	8,000	11,645
Sony Corp. (c)	500	12,893

Company	Shares	U.S. $ Value
Taylor Wimpey PLC	12,736	39,032
Techtronic Industries Co., Ltd.	4,500	16,303
Toll Brothers, Inc. (c)	1,403	51,869
Whirlpool Corp.	289	48,581

		1,284,181

Internet & Catalog Retail - 0.1%
Amazon.com, Inc. (c)	98	50,263
Expedia, Inc.	362	41,626
Liberty Interactive Corp. QVC Group-Class A (c)	1,493	40,371
Netflix, Inc. (c)	232	26,687
Priceline Group, Inc. (The) (c)	36	44,951
Rakuten, Inc.	899	12,818
TripAdvisor, Inc. (c)	551	38,515

		255,231

Leisure Products - 0.1%
Bandai Namco Holdings, Inc.	700	16,171
Hasbro, Inc.	847	63,178
Mattel, Inc. (f)	2,109	49,414
Polaris Industries, Inc. (f)	382	49,610
Sankyo Co., Ltd.	400	15,394
Sega Sammy Holdings, Inc.	1,300	13,697
Shimano, Inc.	100	13,435
Yamaha Corp.	600	13,710

		234,609

Media - 0.6%
Altice NV (c)	150	4,710
Altice NV (c)	450	12,839
Axel Springer SE	638	38,561
Cablevision Systems Corp.-Class A	940	23,660
CBS Corp.-Class B	974	44,064
Charter Communications, Inc.-Class A (c)	222	40,317
Comcast Corp.-Class A	1,090	61,400
Comcast Corp.-Special Class A (f)	1,086	62,163
Dentsu, Inc.	300	15,358
Discovery Communications, Inc.-Class A (c)(f)	1,398	37,187
Discovery Communications, Inc.-Class C (c)	1,494	37,888
DISH Network Corp.-Class A (c)	691	40,956
Eutelsat Communications SA	1,576	47,479
Hakuhodo DY Holdings, Inc.	1,300	12,974
Interpublic Group of Cos., Inc. (The)	2,717	51,297
ITV PLC	9,092	34,625
JCDecaux SA	1,024	36,709
Kabel Deutschland Holding AG (c)	287	38,866
Lagardere SCA	1,301	35,365
Liberty Global PLC-Class A (c)	825	39,699
Liberty Global PLC-Series C (c)	1,510	67,754
Liberty Media Corp.-Class A (c)	1,561	58,147
Liberty Media Corp.-Class C (c)	1,332	48,245
News Corp.-Class A (c)	3,578	48,768
Numericable-SFR SAS (c)	694	35,703
Omnicom Group, Inc.	941	63,028

Company	Shares	U.S. $ Value
Pearson PLC	2,519	43,671
ProSiebenSat.1 Media SE (REG)	752	36,524
Publicis Groupe SA	474	33,736
REA Group Ltd.	468	13,705
RELX NV	2,942	45,237
RELX PLC	3,150	50,224
RTL Group SA (London) (c)	416	36,193
Scripps Networks Interactive, Inc.-Class A (f)	1,022	54,258
SES SA	1,242	36,848
Shaw Communications, Inc.-Class B	1,541	30,958
Singapore Press Holdings Ltd.	4,900	13,684
Sirius XM Holdings, Inc. (c)	12,846	49,008
Sky PLC	2,497	39,773
TEGNA, Inc.	1,771	42,132
Telenet Group Holding NV (c)	628	35,313
Thomson Reuters Corp.	1,563	60,804
Time Warner Cable, Inc.-Class A	522	97,102
Time Warner, Inc.	741	52,685
Toho Co., Ltd./Tokyo	600	13,517
Twenty-First Century Fox, Inc.-Class A	1,747	47,850
Twenty-First Century Fox, Inc.-Class B	1,778	49,179
Viacom, Inc.-Class B	883	36,000
Vivendi SA	1,479	36,506
Walt Disney Co. (The)	572	58,275
Wolters Kluwer NV	1,443	45,654
WPP PLC	2,075	42,714

		2,139,312

Multiline Retail - 0.1%
Canadian Tire Corp., Ltd.-Class A	506	47,769
Dollar General Corp.	795	59,220
Dollar Tree, Inc. (c)	686	52,314
Dollarama, Inc.	830	47,393
Don Quijote Holdings Co., Ltd.	400	15,496
Harvey Norman Holdings Ltd.	4,190	12,926
Isetan Mitsukoshi Holdings Ltd.	900	14,384
J Front Retailing Co., Ltd.	800	12,971
Kohl’s Corp.	900	45,927
Macy’s, Inc.	747	43,782
Marks & Spencer Group PLC	4,840	38,429
Marui Group Co., Ltd.	1,000	12,088
Next PLC	309	37,414
Nordstrom, Inc.	848	61,802
Takashimaya Co., Ltd.	2,000	17,285
Target Corp.	808	62,790

		581,990

Specialty Retail - 0.4%
ABC-Mart, Inc.	200	12,110
Advance Auto Parts, Inc.	300	52,575
AutoNation, Inc. (c)	1,003	60,019
AutoZone, Inc. (c)	105	75,179
Bed Bath & Beyond, Inc. (c)	932	57,886
Best Buy Co., Inc.	1,295	47,578
CarMax, Inc. (c)	686	41,846
Dick’s Sporting Goods, Inc.	943	47,273
Dixons Carphone PLC	6,627	43,629

Company	Shares	U.S. $ Value
Dufry AG (REG) (c)	266	35,714
Foot Locker, Inc.	752	53,234
GameStop Corp.-Class A (f)	752	31,945
Gap, Inc. (The)	1,432	46,984
Hennes & Mauritz AB-Class B	1,272	48,842
Hikari Tsushin, Inc.	200	13,295
Home Depot, Inc. (The)	597	69,527
Industria de Diseno Textil SA	1,210	40,185
Kingfisher PLC	8,233	44,742
L Brands, Inc.	654	54,871
Lowe’s Cos., Inc.	917	63,429
Nitori Holdings Co., Ltd.	200	15,874
O’Reilly Automotive, Inc. (c)	252	60,498
Ross Stores, Inc.	1,043	50,711
Sanrio Co., Ltd.	500	16,487
Shimamura Co., Ltd.	100	9,223
Signet Jewelers Ltd.	417	57,546
Sports Direct International PLC (c)	2,461	29,772
Staples, Inc.	2,564	36,434
Tiffany & Co.	532	43,757
TJX Cos., Inc. (The)	956	67,226
Tractor Supply Co.	639	54,513
Ulta Salon Cosmetics & Fragrance, Inc. (c)	265	41,894
Urban Outfitters, Inc. (c)	1,143	35,273
USS Co., Ltd.	800	14,168
Yamada Denki Co., Ltd.	3,100	11,927

		1,486,166

Textiles, Apparel & Luxury Goods - 0.3%
adidas AG	465	34,739
Asics Corp.	500	14,596
Burberry Group PLC	1,751	37,630
Christian Dior SE	178	32,951
Cie Financiere Richemont SA	478	35,715
Coach, Inc.	1,231	37,238
Gildan Activewear, Inc.	1,479	46,430
Hanesbrands, Inc.	1,913	57,600
Hermes International	124	43,998
HUGO BOSS AG	352	40,167
Kering	229	39,192
Li & Fung Ltd.	20,000	13,175
lululemon athletica, Inc. (c)	558	35,718
Luxottica Group SpA	539	36,502
LVMH Moet Hennessy Louis Vuitton SE	200	33,288
Michael Kors Holdings Ltd. (c)	1,274	55,368
NIKE, Inc.-Class B	571	63,809
Pandora A/S	247	28,551
PVH Corp.	404	48,068
Ralph Lauren Corp.	360	40,028
Swatch Group AG (The)	94	35,931
Swatch Group AG (The) (REG)	519	38,394
Under Armour, Inc.-Class A (c)	482	46,045
VF Corp.	887	64,245
Yue Yuen Industrial Holdings Ltd.	4,500	16,102

		975,480

		9,971,549

Company	Shares	U.S. $ Value
Industrials - 2.6%
Aerospace & Defense - 0.4%
Airbus Group SE	320	20,837
B/E Aerospace, Inc.	1,383	67,421
BAE Systems PLC	4,297	29,578
Boeing Co. (The)	555	72,528
Bombardier, Inc.-Class B	55,191	54,117
CAE, Inc.	6,074	66,714
Cobham PLC	6,204	26,586
Finmeccanica SpA (c)	1,815	24,526
General Dynamics Corp.	539	76,554
Honeywell International, Inc.	813	80,707
L-3 Communications Holdings, Inc.	657	69,294
Lockheed Martin Corp.	429	86,306
Meggitt PLC	4,598	33,441
Northrop Grumman Corp.	411	67,297
Precision Castparts Corp.	401	92,330
Raytheon Co.	750	76,920
Rockwell Collins, Inc.	930	76,121
Rolls-Royce Holdings PLC (c)	1,921	21,764
Safran SA	301	23,484
Singapore Technologies Engineering Ltd.	5,300	11,534
Textron, Inc.	1,470	57,036
Thales SA	360	24,800
TransDigm Group, Inc. (c)	317	72,856
United Technologies Corp.	833	76,311
Zodiac Aerospace	615	18,687

		1,327,749

Air Freight & Logistics - 0.1%
Bollore SA	3,811	20,581
CH Robinson Worldwide, Inc.	1,031	69,520
Deutsche Post AG (REG)	852	23,407
Expeditors International of Washington, Inc.	1,535	75,169
FedEx Corp.	478	71,992
Kuehne & Nagel International AG (REG)	235	31,282
Royal Mail PLC	3,016	21,324
TNT Express NV	4,459	37,664
United Parcel Service, Inc.-Class B	992	96,869
Yamato Holdings Co., Ltd.	500	9,734

		457,542

Airlines - 0.1%
American Airlines Group, Inc.	1,618	63,070
ANA Holdings, Inc.	4,000	11,714
Cathay Pacific Airways Ltd.	5,000	9,045
Delta Air Lines, Inc.	1,016	44,480
Deutsche Lufthansa AG (REG) (c)	1,647	19,985
easyJet PLC	1,000	25,612
International Consolidated Airlines Group SA (c)	1,777	14,736
Japan Airlines Co., Ltd.	300	10,647
Qantas Airways Ltd. (c)	2,980	7,119
Singapore Airlines Ltd.	1,700	11,968
Southwest Airlines Co.	1,318	48,370
United Continental Holdings, Inc. (c)	696	39,651

		306,397

Company	Shares	U.S. $ Value
Building Products - 0.1%
Asahi Glass Co., Ltd.	2,000	11,848
Assa Abloy AB-Class B	1,326	25,340
Cie de Saint-Gobain	527	24,188
Daikin Industries Ltd.	200	11,883
Fortune Brands Home & Security, Inc.	1,449	69,335
Geberit AG (REG)	97	30,780
LIXIL Group Corp.	600	12,360
Masco Corp.	2,257	59,201
TOTO Ltd.	1,000	14,690

		259,625

Commercial Services & Supplies - 0.2%
ADT Corp. (The) (f)	1,764	57,824
Aggreko PLC	1,348	21,923
Babcock International Group PLC	2,742	40,420
Brambles Ltd.	1,934	13,537
Cintas Corp.	950	80,740
Dai Nippon Printing Co., Ltd.	1,000	10,269
Edenred	1,047	22,146
G4S PLC	7,923	30,992
ISS A/S	751	26,163
Park24 Co., Ltd.	700	13,712
Republic Services, Inc.-Class A	2,362	96,795
Secom Co., Ltd.	200	12,792
Securitas AB-Class B	1,688	21,495
Societe BIC SA	139	22,025
Stericycle, Inc. (c)	661	93,293
Toppan Printing Co., Ltd.	1,000	8,294
Tyco International PLC	1,830	66,411
Waste Management, Inc.	2,183	109,281

		748,112

Construction & Engineering - 0.2%
ACS Actividades de Construccion y Servicios SA	705	22,789
Boskalis Westminster	534	27,793
Bouygues SA	535	20,373
Chicago Bridge & Iron Co. NV (f)	542	24,000
China Communications Construction Co., Ltd.-Class H	41,000	48,651
China Railway Construction Corp. Ltd.-Class H	94,500	123,878
China Railway Group Ltd.-Class H	242,000	216,004
Chiyoda Corp.	2,000	14,399
CIMIC Group Ltd.	729	12,130
Ferrovial SA	1,164	27,752
Fluor Corp.	1,314	59,945
Jacobs Engineering Group, Inc. (c)	1,456	58,837
JGC Corp.	1,000	14,586
Kajima Corp.	2,000	11,208
Obayashi Corp.	2,000	17,268
Orascom Construction Ltd. (c)	173	1,979
Quanta Services, Inc. (c)	1,866	45,232
Shimizu Corp.	1,000	9,754
Skanska AB-Class B	1,475	28,875
SNC-Lavalin Group, Inc.	2,080	62,451
Taisei Corp.	2,000	13,497
Vinci SA	464	29,846

		891,247

Company	Shares	U.S. $ Value
Electrical Equipment - 0.2%
ABB Ltd. (REG) (c)	1,669	32,232
Acuity Brands, Inc.	338	65,866
Alstom SA (c)	425	13,172
AMETEK, Inc.	1,351	72,711
Eaton Corp. PLC	1,116	63,679
Emerson Electric Co.	1,381	65,901
Fuji Electric Co., Ltd.	3,000	11,894
Legrand SA	387	22,282
Mabuchi Motor Co., Ltd.	200	9,320
Mitsubishi Electric Corp.	1,000	9,951
Nidec Corp.	100	7,830
OSRAM Licht AG	259	13,670
Prysmian SpA	954	20,357
Rockwell Automation, Inc.	587	65,644
Schneider Electric SE (Paris)	375	23,637
Sensata Technologies Holding NV (c)	1,347	63,848
Vestas Wind Systems A/S	291	15,507

		577,501

Industrial Conglomerates - 0.1%
3M Co.	596	84,716
CK Hutchison Holdings Ltd.	684	9,102
Danaher Corp.	917	79,797
General Electric Co.	3,389	84,115
Keihan Electric Railway Co., Ltd.	2,000	12,903
Keppel Corp., Ltd.	2,400	11,683
Koninklijke Philips NV	995	25,570
NWS Holdings Ltd.	8,000	10,083
Roper Technologies, Inc.	506	82,018
Seibu Holdings, Inc.	500	10,965
Sembcorp Industries Ltd.	5,000	12,157
Siemens AG (REG)	297	29,440
Smiths Group PLC	1,560	26,812
Toshiba Corp.	3,000	9,503

		488,864

Machinery - 0.5%
AGCO Corp.	1,158	56,788
Alfa Laval AB	1,576	26,529
Amada Holdings Co., Ltd.	1,300	11,362
ANDRITZ AG	450	21,499
Atlas Copco AB-Class A	1,019	25,657
Atlas Copco AB-Class B	1,056	24,051
Caterpillar, Inc.	879	67,191
CNH Industrial NV	2,284	18,017
Cummins, Inc.	562	68,424
Deere & Co.	745	60,926
Dover Corp.	1,027	63,623
FANUC Corp.	100	16,195
Flowserve Corp.	1,220	55,059
GEA Group AG	639	24,877
Hino Motors Ltd.	1,000	10,967
Hitachi Construction Machinery Co., Ltd.	700	10,131
IHI Corp.	3,000	9,268

Company	Shares	U.S. $ Value
Illinois Tool Works, Inc.	931	78,697
IMI PLC	1,424	22,492
Ingersoll-Rand PLC	1,136	62,809
JTEKT Corp.	800	11,231
Kawasaki Heavy Industries Ltd.	3,000	11,322
Komatsu Ltd.	700	11,592
Kone Oyj-Class B	614	24,237
Kubota Corp.	1,000	15,565
Kurita Water Industries Ltd.	500	10,364
Makita Corp.	200	11,291
MAN SE	828	86,814
Melrose Industries PLC	5,304	21,561
Metso Oyj	940	23,157
Minebea Co., Ltd.	1,000	11,935
Mitsubishi Heavy Industries Ltd.	2,000	9,505
Nabtesco Corp.	600	11,943
NSK Ltd.	1,000	12,272
PACCAR, Inc.	1,127	66,459
Parker-Hannifin Corp.	566	60,936
Pentair PLC	1,083	59,879
Sandvik AB	2,603	25,120
Schindler Holding AG	194	29,709
Schindler Holding AG (REG)	158	24,589
Sembcorp Marine Ltd.	6,800	11,553
SKF AB-Class B	1,175	22,412
SMC Corp./Japan	100	24,203
Snap-on, Inc.	535	85,477
Stanley Black & Decker, Inc.	897	91,063
Sulzer AG	257	26,201
Sumitomo Heavy Industries Ltd.	2,000	8,643
THK Co., Ltd.	700	12,127
Vallourec SA	1,098	14,018
Volvo AB-Class B	2,215	24,053
WABCO Holdings, Inc. (c)	493	56,853
Wabtec Corp./DE	699	66,936
Wartsila Oyj Abp	544	22,503
Weir Group PLC (The)	1,334	28,555
Xylem, Inc./NY	2,121	68,827
Yangzijiang Shipbuilding Holdings Ltd.	13,300	10,369
Zardoya Otis SA	2,355	25,112

		1,872,948

Marine - 0.0%
AP Moeller - Maersk A/S-Class A	16	26,711
AP Moeller - Maersk A/S-Class B	13	22,140
Mitsui OSK Lines Ltd.	4,000	11,252
Nippon Yusen KK	5,000	13,110

		73,213

Professional Services - 0.2%
Adecco SA (REG) (c)	315	24,693
Bureau Veritas SA	1,226	27,947
Capita PLC	1,561	29,376
Dun & Bradstreet Corp. (The)	521	55,210
Equifax, Inc.	863	84,488
Experian PLC	1,423	24,016
IHS, Inc.-Class A (c)	618	71,700
Intertek Group PLC	676	26,148
ManpowerGroup, Inc.	726	63,089

Company	Shares	U.S. $ Value
Nielsen Holdings PLC	1,652	74,720
Randstad Holding NV	357	22,487
Recruit Holdings Co., Ltd.	400	12,282
Robert Half International, Inc.	1,421	72,514
Seek Ltd.	1,090	9,572
SGS SA (REG)	19	33,468
Towers Watson & Co.-Class A	628	74,563
Verisk Analytics, Inc.-Class A (c)	924	67,526

		773,799

Road & Rail - 0.2%
Asciano Ltd.	2,167	13,075
Aurizon Holdings Ltd.	3,317	11,701
Canadian National Railway Co.	1,262	70,227
Canadian Pacific Railway Ltd.	421	61,150
Central Japan Railway Co.	84	13,753
ComfortDelGro Corp., Ltd.	5,800	11,571
CSX Corp.	1,936	53,008
DSV A/S	810	28,920
East Japan Railway Co.	100	9,239
Hankyu Hanshin Holdings, Inc.	2,000	11,994
Hertz Global Holdings, Inc. (c)	1,846	34,022
JB Hunt Transport Services, Inc.	936	68,122
Kansas City Southern	617	57,221
Keikyu Corp.	1,000	8,029
Keio Corp.	2,000	14,999
Keisei Electric Railway Co., Ltd.	1,000	10,667
Kintetsu Group Holdings Co., Ltd.	3,000	10,702
MTR Corp., Ltd.	4,000	17,817
Nagoya Railroad Co., Ltd.	3,000	11,941
Nippon Express Co., Ltd.	2,000	9,673
Norfolk Southern Corp.	821	63,964
Odakyu Electric Railway Co., Ltd.	1,000	9,120
Tobu Railway Co., Ltd.	3,000	13,389
Tokyu Corp.	2,000	14,178
Union Pacific Corp.	701	60,104
West Japan Railway Co.	218	14,713

		703,299

Trading Companies & Distributors - 0.2%
Ashtead Group PLC	2,080	29,849
Brenntag AG	380	21,108
Bunzl PLC	1,302	34,451
Fastenal Co. (f)	1,756	67,676
Finning International, Inc.	3,954	67,052
ITOCHU Corp.	1,100	13,193
Marubeni Corp.	2,900	15,889
Mitsubishi Corp.	600	11,147
Mitsui & Co., Ltd.	1,200	15,604
Noble Group Ltd.	29,100	11,253
Rexel SA	1,628	24,940
Sumitomo Corp.	1,100	11,667
Toyota Tsusho Corp.	500	11,504
Travis Perkins PLC	1,204	37,551
United Rentals, Inc. (c)	1,057	73,282
Wolseley PLC	559	35,827
WW Grainger, Inc.	336	75,076

		557,069

Company	Shares	U.S. $ Value
Transportation Infrastructure - 0.1%
Abertis Infraestructuras SA	1,532	25,295
Aena SA (a)(c)	216	24,731
Aeroports de Paris	230	26,377
Atlantia SpA	952	25,434
Auckland International Airport Ltd.	3,558	11,191
Fraport AG Frankfurt Airport Services Worldwide	439	26,479
Groupe Eurotunnel SE (REG)	1,758	23,775
Hutchison Port Holdings Trust-Class U	21,200	11,138
Japan Airport Terminal Co., Ltd.	200	8,913
Kamigumi Co., Ltd.	1,000	8,355
Mitsubishi Logistics Corp.	1,000	12,047
Shenzhen Chiwan Wharf Holdings Ltd.-Class B (d)(e)	123,103	245,306
Sydney Airport	3,904	15,961
Transurban Group	1,698	11,690

		476,692

		9,514,057

Health Care - 2.6%
Biotechnology - 0.4%
Actelion Ltd. (REG) (c)	569	77,250
Alexion Pharmaceuticals, Inc. (c)	302	52,001
Alkermes PLC (c)	1,203	71,651
Alnylam Pharmaceuticals, Inc. (c)	672	69,156
Amgen, Inc.	453	68,756
Baxalta, Inc. (c)	2,279	80,107
Biogen, Inc. (c)	192	57,082
BioMarin Pharmaceutical, Inc. (c)	345	44,588
Celgene Corp. (c)	526	62,110
CSL Ltd.	732	47,709
Gilead Sciences, Inc.	625	65,669
Grifols SA	2,263	92,216
Incyte Corp. (c)	771	89,582
Isis Pharmaceuticals, Inc. (c)	1,511	75,822
Medivation, Inc. (c)	775	68,246
Puma Biotechnology, Inc. (c)	956	87,875
Regeneron Pharmaceuticals, Inc. (c)	116	59,566
United Therapeutics Corp. (c)	517	77,871
Vertex Pharmaceuticals, Inc. (c)	336	42,847

		1,290,104

Health Care Equipment & Supplies - 0.6%
Abbott Laboratories	1,986	89,946
Baxter International, Inc.	1,785	68,633
Becton Dickinson and Co.	734	103,509
Boston Scientific Corp. (c)	4,356	72,919
Cochlear Ltd.	642	38,731
Coloplast A/S-Class B	1,355	92,130
Cooper Cos., Inc. (The)	476	77,312
CR Bard, Inc.	537	104,065
DENTSPLY International, Inc.	1,858	97,378
Edwards Lifesciences Corp. (c)	495	69,736

Company	Shares	U.S. $ Value
Elekta AB-Class B	8,086	50,096
Essilor International SA	784	93,329
Getinge AB-Class B	4,053	89,902
Hologic, Inc. (c)	2,040	79,172
Hoya Corp.	1,000	39,015
Intuitive Surgical, Inc. (c)	162	82,774
Medtronic PLC	1,286	92,965
Olympus Corp.	1,000	36,331
ResMed, Inc.	1,369	71,106
Smith & Nephew PLC	5,333	94,929
Sonova Holding AG (REG)	860	111,706
St Jude Medical, Inc.	1,177	83,343
Stryker Corp.	1,066	105,161
Sysmex Corp.	700	42,256
Terumo Corp.	1,400	38,185
Varian Medical Systems, Inc. (c)	1,118	90,837
William Demant Holding A/S (c)	1,312	106,969
Zimmer Biomet Holdings, Inc.	963	99,728

		2,222,163

Health Care Providers & Services - 0.6%
Aetna, Inc.	669	76,614
Alfresa Holdings Corp.	2,500	45,640
AmerisourceBergen Corp.-Class A	926	92,637
Anthem, Inc.	622	87,733
Cardinal Health, Inc.	1,235	101,603
Centene Corp. (c)	1,183	73,015
Cigna Corp.	584	82,221
DaVita HealthCare Partners, Inc. (c)	1,494	113,006
Envision Healthcare Holdings, Inc. (c)	1,876	76,860
Express Scripts Holding Co. (c)	927	77,497
Fresenius Medical Care AG & Co. KGaA	1,235	94,065
Fresenius SE & Co. KGaA	1,352	95,380
HCA Holdings, Inc. (c)	899	77,871
Healthscope Ltd.	21,432	40,529
Henry Schein, Inc. (c)	842	115,194
Humana, Inc.	412	75,310
Laboratory Corp. of America Holdings (c)	844	99,432
McKesson Corp.	483	95,431
Medipal Holdings Corp.	2,400	41,400
Miraca Holdings, Inc.	900	38,498
Patterson Cos., Inc.	2,252	103,209
Quest Diagnostics, Inc.	1,138	77,156
Ramsay Health Care Ltd.	869	38,524
Ryman Healthcare Ltd.	7,777	37,742
Sonic Healthcare Ltd.	2,977	43,843
Suzuken Co., Ltd./Aichi Japan	1,200	41,122
UnitedHealth Group, Inc.	746	86,312
Universal Health Services, Inc.-Class B	578	79,267

		2,107,111

Health Care Technology - 0.0%
Cerner Corp. (c)	1,044	64,477
M3, Inc.	1,800	41,648

		106,125

Company	Shares	U.S. $ Value
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	1,884	68,408
Illumina, Inc. (c)	395	78,056
Lonza Group AG (REG) (c)	668	91,214
Mettler-Toledo International, Inc. (c)	257	76,213
QIAGEN NV (c)	3,136	82,424
Quintiles Transnational Holdings, Inc. (c)	1,091	81,291
Thermo Fisher Scientific, Inc.	789	98,917
Waters Corp. (c)	708	85,937

		662,460

Pharmaceuticals - 0.8%
AbbVie, Inc.	1,104	68,901
Allergan PLC (c)	547	166,146
Astellas Pharma, Inc.	2,800	41,413
AstraZeneca PLC	1,553	96,890
Bayer AG	674	91,095
Bristol-Myers Squibb Co.	1,315	78,203
Chugai Pharmaceutical Co., Ltd.	1,000	37,285
Daiichi Sankyo Co., Ltd.	1,900	36,567
Eisai Co., Ltd.	600	40,874
Eli Lilly & Co.	1,143	94,126
Endo International PLC (c)	986	75,922
GlaxoSmithKline PLC	5,490	112,093
Hisamitsu Pharmaceutical Co., Inc.	1,100	38,214
Hospira, Inc. (c)	399	35,898
Jazz Pharmaceuticals PLC (c)	443	74,787
Johnson & Johnson	1,372	128,941
Kyowa Hakko Kirin Co., Ltd.	3,000	50,313
Mallinckrodt PLC (c)	793	68,388
Merck & Co., Inc.	2,049	110,339
Merck KGaA	1,036	98,645
Mitsubishi Tanabe Pharma Corp.	2,500	44,678
Mylan NV (c)	1,139	56,483
Novartis AG (REG)	1,383	134,961
Novo Nordisk A/S-Class B	1,698	93,747
Ono Pharmaceutical Co., Ltd.	300	38,148
Orion Oyj-Class B	2,384	94,299
Otsuka Holdings Co., Ltd.	1,100	37,536
Perrigo Co. PLC	271	49,585
Pfizer, Inc.	3,243	104,489
Roche Holding AG	486	132,301
Sanofi	1,001	98,460
Santen Pharmaceutical Co., Ltd.	2,600	40,680
Shionogi & Co., Ltd.	1,000	39,178
Shire PLC	1,087	84,066
Sumitomo Dainippon Pharma Co., Ltd.	3,500	37,377
Taisho Pharmaceutical Holdings Co., Ltd.	600	38,817
Takeda Pharmaceutical Co., Ltd.	1,000	49,055
UCB SA	1,138	85,877
Valeant Pharmaceuticals International, Inc. (c)	208	48,220
Zoetis, Inc.	1,533	68,786

		2,921,783

		9,309,746

Company	Shares	U.S. $ Value
Information Technology - 2.4%
Communications Equipment - 0.2%
Alcatel-Lucent (c)	12,628	42,316
Cisco Systems, Inc.	3,065	79,322
F5 Networks, Inc. (c)	585	71,025
Harris Corp.	968	74,362
Juniper Networks, Inc.	2,833	72,836
Motorola Solutions, Inc.	1,394	90,359
Nokia Oyj	7,162	44,934
Palo Alto Networks, Inc. (c)	384	63,061
QUALCOMM, Inc.	1,509	85,379
Telefonaktiebolaget LM Ericsson-Class B	7,811	76,137

		699,731

Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp.-Class A	1,843	96,499
Arrow Electronics, Inc. (c)	1,304	72,920
Avnet, Inc.	1,876	79,542
Citizen Holdings Co., Ltd.	3,400	25,635
Corning, Inc.	3,979	68,479
Flextronics International Ltd. (c)	6,609	69,461
FLIR Systems, Inc.	2,889	82,712
Hamamatsu Photonics KK	900	22,248
Hexagon AB-Class B	1,806	58,118
Hirose Electric Co., Ltd.	200	22,802
Hitachi High-Technologies Corp.	1,000	22,408
Hitachi Ltd.	4,000	22,428
Ibiden Co., Ltd.	1,300	18,344
Japan Display, Inc. (c)	7,400	23,188
Kyocera Corp.	400	19,596
Murata Manufacturing Co., Ltd.	100	14,404
Nippon Electric Glass Co., Ltd.	4,000	17,618
Omron Corp.	600	22,482
Shimadzu Corp.	1,000	14,656
TDK Corp.	300	18,613
TE Connectivity Ltd.	1,511	89,587
Trimble Navigation Ltd. (c)	2,595	49,046
Yaskawa Electric Corp.	1,800	20,490
Yokogawa Electric Corp.	1,900	22,274

		973,550

Internet Software & Services - 0.2%
Akamai Technologies, Inc. (c)	1,020	72,736
eBay, Inc. (c)	2,678	72,601
Facebook, Inc.-Class A (c)	744	66,536
Google, Inc.-Class A (c)	131	84,864
Google, Inc.-Class C (c)	111	68,626
Kakaku.com, Inc.	1,400	22,211
LinkedIn Corp.-Class A (c)	305	55,083
Mixi, Inc.	500	17,154
Rackspace Hosting, Inc. (c)	1,178	35,823
Twitter, Inc. (c)	2,456	68,252
United Internet AG	1,229	59,420
VeriSign, Inc. (c)(f)	1,341	92,449
Yahoo Japan Corp.	4,400	17,809

Company	Shares	U.S. $ Value
Yahoo!, Inc. (c)	1,867	60,192
Zillow Group, Inc. (c)(f)	932	22,983
Zillow Group, Inc. (c)(f)	466	11,827

		828,566

IT Services - 0.5%
Accenture PLC-Class A	1,006	94,836
Alliance Data Systems Corp. (c)	293	75,357
Amadeus IT Holding SA-Class A	1,619	67,464
Atos	862	65,302
Automatic Data Processing, Inc.	1,455	112,501
Cap Gemini SA	638	57,192
CGI Group, Inc.-Class A (c)	1,360	50,240
Cognizant Technology Solutions Corp.-Class A (c)	1,097	69,045
Computer Sciences Corp.	1,151	71,350
Computershare Ltd.	2,819	19,845
Fidelity National Information Services, Inc.	1,421	98,134
Fiserv, Inc. (c)	1,192	101,642
FleetCor Technologies, Inc. (c)	391	58,322
Fujitsu Ltd.	4,000	19,801
Gartner, Inc. (c)	807	69,007
International Business Machines Corp.	735	108,699
Itochu Techno-Solutions Corp.	1,000	22,004
MasterCard, Inc.-Class A	1,098	101,422
Nomura Research Institute Ltd.	500	20,251
NTT Data Corp.	500	24,039
Otsuka Corp.	400	21,018
Paychex, Inc.	2,479	110,712
PayPal Holdings, Inc. (c)	1,849	64,715
Teradata Corp. (c)	1,822	53,257
Total System Services, Inc.	2,183	100,047
Vantiv, Inc.-Class A (c)	1,637	72,093
Visa, Inc.-Class A	1,369	97,610
Western Union Co. (The)-Class W (f)	4,320	79,661
Xerox Corp.	6,839	69,553

		1,975,119

Semiconductors & Semiconductor Equipment - 0.4%
Advantest Corp.	2,000	16,028
Altera Corp.	727	35,296
Analog Devices, Inc.	1,102	61,558
Applied Materials, Inc.	4,107	66,061
ARM Holdings PLC	4,648	66,597
ASM Pacific Technology Ltd.	2,400	18,719
ASML Holding NV	585	53,356
Avago Technologies Ltd.	356	44,845
Broadcom Corp.-Class A	1,456	75,231
Freescale Semiconductor Ltd. (c)	1,509	53,917
Infineon Technologies AG	4,755	51,883
Intel Corp.	2,747	78,399
KLA-Tencor Corp.	1,397	70,004
Lam Research Corp.	957	69,641
Linear Technology Corp.	1,777	71,578
Marvell Technology Group Ltd.	4,186	47,176
Maxim Integrated Products, Inc.	2,063	69,461
Microchip Technology, Inc. (f)	1,709	72,632

Company	Shares	U.S. $ Value
Micron Technology, Inc. (c)	2,082	34,166
NVIDIA Corp.	2,913	65,484
Qorvo, Inc. (c)	1,309	72,663
Rohm Co., Ltd.	400	21,649
Skyworks Solutions, Inc.	813	71,016
STMicroelectronics NV	7,150	51,852
SunEdison, Inc. (c)(f)	1,260	13,104
Texas Instruments, Inc.	1,693	80,993
Tokyo Electron Ltd.	300	15,784
Xilinx, Inc.	1,954	81,853

		1,530,946

Software - 0.6%
Activision Blizzard, Inc.	2,696	77,186
Adobe Systems, Inc. (c)	968	76,056
ANSYS, Inc. (c)	1,102	97,637
Autodesk, Inc. (c)	1,204	56,287
CA, Inc.	3,182	86,837
CDK Global, Inc.	1,419	70,297
Citrix Systems, Inc. (c)	1,063	72,401
COLOPL, Inc.	1,200	21,608
Constellation Software, Inc./Canada	168	71,793
Dassault Systemes	1,051	72,816
Electronic Arts, Inc. (c)	1,002	66,282
FireEye, Inc. (c)	1,659	62,677
Gemalto NV	630	45,290
GungHo Online Entertainment, Inc.	6,900	20,722
Intuit, Inc.	857	73,488
Konami Corp.	1,100	24,141
Microsoft Corp.	2,115	92,045
NetSuite, Inc. (c)	736	65,394
Nexon Co., Ltd.	1,600	22,229
Nintendo Co., Ltd.	100	20,575
Nuance Communications, Inc. (c)	3,463	57,036
Open Text Corp.	1,495	67,807
Oracle Corp.	2,410	89,387
Oracle Corp. Japan	500	20,891
Red Hat, Inc. (c)	875	63,184
Sage Group PLC (The)	8,725	68,517
salesforce.com, Inc. (c)	772	53,546
SAP SE	1,213	81,356
ServiceNow, Inc. (c)	924	65,567
Splunk, Inc. (c)	1,058	65,564
Symantec Corp.	3,589	73,539
Synopsys, Inc. (c)	1,889	88,651
Trend Micro, Inc./Japan	600	21,314
VMware, Inc.-Class A (c)	870	68,860
Workday, Inc.-Class A (c)	870	61,126

		2,142,106

Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.	574	64,724
BlackBerry Ltd. (c)	5,321	40,365
Brother Industries Ltd.	1,400	19,042
Canon, Inc.	900	27,420

Company	Shares	U.S. $ Value
EMC Corp./MA	3,291	81,847
FUJIFILM Holdings Corp.	500	20,496
Hewlett-Packard Co.	2,312	64,875
Konica Minolta, Inc.	1,700	18,614
NEC Corp.	7,000	22,012
NetApp, Inc.	2,131	68,107
Ricoh Co., Ltd.	2,100	20,473
SanDisk Corp.	1,004	54,778
Seagate Technology PLC (f)	1,296	66,615
Seiko Epson Corp.	1,300	21,022
Western Digital Corp.	841	68,929

		659,319

		8,809,337

Materials - 1.8%
Chemicals - 1.0%
Agrium, Inc. (Toronto)	843	87,536
Air Liquide SA	479	57,325
Air Products & Chemicals, Inc.	673	93,904
Air Water, Inc.	1,000	15,923
Airgas, Inc.	1,131	109,164
Akzo Nobel NV	792	53,485
Albemarle Corp.	1,273	57,552
Arkema SA	601	42,336
Asahi Kasei Corp.	4,000	31,816
Ashland, Inc.	900	94,473
Axalta Coating Systems Ltd. (c)	2,276	66,436
BASF SE	710	57,046
Celanese Corp.-Series A	1,278	77,498
CF Industries Holdings, Inc.	1,176	67,479
Croda International PLC	1,021	45,048
Daicel Corp.	1,700	22,368
Dow Chemical Co. (The)	1,550	67,828
Eastman Chemical Co.	1,148	83,184
Ecolab, Inc.	1,079	117,762
EI du Pont de Nemours & Co.	1,903	98,005
EMS-Chemie Holding AG (REG)	131	58,991
Evonik Industries AG	1,534	57,038
FMC Corp.	1,837	77,723
Fuchs Petrolub SE (Preference Shares)	1,564	67,305
Givaudan SA (REG) (c)	44	75,645
Hitachi Chemical Co., Ltd.	1,300	19,899
Incitec Pivot Ltd.	9,454	23,569
International Flavors & Fragrances, Inc.	923	101,115
Johnson Matthey PLC	1,242	51,194
JSR Corp.	1,400	21,948
K&S AG (REG)	942	35,159
Kaneka Corp.	3,000	24,269
Kansai Paint Co., Ltd.	1,000	15,568
Koninklijke DSM NV	1,087	57,098
Kuraray Co., Ltd.	2,400	28,296
Lanxess AG	704	35,696
Linde AG	342	59,351
LyondellBasell Industries NV-Class A	810	69,158
Methanex Corp.	1,378	56,394
Mitsubishi Chemical Holdings Corp.	4,000	22,683
Mitsubishi Gas Chemical Co., Inc.	5,000	24,290
Mitsui Chemicals, Inc.	7,000	23,609
Monsanto Co.	898	87,690

Company	Shares	U.S. $ Value
Mosaic Co. (The)	2,346	95,787
Nippon Paint Holdings Co., Ltd.	800	16,325
Nitto Denko Corp.	300	20,105
Novozymes A/S-Class B	1,027	44,657
OCI NV (c)	1,383	40,683
Orica Ltd.	1,777	20,051
Potash Corp. of Saskatchewan, Inc.	3,202	83,384
PPG Industries, Inc.	936	89,191
Praxair, Inc.	1,215	128,486
Sherwin-Williams Co. (The)	428	109,487
Shin-Etsu Chemical Co., Ltd.	500	27,431
Sigma-Aldrich Corp.	278	38,756
Sika AG	14	46,295
Solvay SA	452	53,040
Sumitomo Chemical Co., Ltd.	5,000	24,821
Symrise AG	779	46,896
Syngenta AG (REG)	104	34,867
Taiyo Nippon Sanso Corp.	1,800	22,005
Teijin Ltd.	7,000	22,241
Toray Industries, Inc.	4,000	35,220
Umicore SA	1,337	53,351
Westlake Chemical Corp.	1,080	59,648
Yara International ASA	973	43,418

		3,596,001

Construction Materials - 0.1%
Boral Ltd.	5,870	23,600
CRH PLC	1,693	50,603
Fletcher Building Ltd.	4,589	20,916
HeidelbergCement AG	714	53,847
Imerys SA	736	50,623
James Hardie Industries PLC	1,997	24,932
LafargeHolcim Ltd. (REG) (c)	794	50,411
Martin Marietta Materials, Inc.	540	90,612
Taiheiyo Cement Corp.	8,000	27,029
Vulcan Materials Co.	904	84,632

		477,205

Containers & Packaging - 0.2%
Amcor Ltd./Australia	2,281	22,271
Avery Dennison Corp.	1,888	109,655
Ball Corp.	1,418	93,461
Crown Holdings, Inc. (c)	1,947	96,513
Packaging Corp. of America	1,007	67,580
Rexam PLC	8,834	72,471
Sealed Air Corp.	1,840	94,668
Toyo Seikan Group Holdings Ltd.	1,400	22,943
WestRock Co.	1,132	67,184

		646,746

Metals & Mining - 0.4%
Agnico Eagle Mines Ltd.	1,878	45,994
Alcoa, Inc.	5,938	56,114
Alumina Ltd.	18,527	17,273
Anglo American PLC	2,835	31,769
Antofagasta PLC	4,020	37,260
ArcelorMittal (Euronext Amsterdam)	4,525	35,337
Barrick Gold Corp.	5,348	37,195

Company	Shares	U.S. $ Value
BHP Billiton Ltd.	1,373	25,150
BHP Billiton PLC	2,191	38,519
Boliden AB	2,686	44,212
Eldorado Gold Corp.	21,434	64,028
First Quantum Minerals Ltd.	9,204	47,993
Fortescue Metals Group Ltd.	7,883	10,693
Franco-Nevada Corp.	1,253	54,288
Freeport-McMoRan, Inc.	2,818	29,983
Fresnillo PLC	3,627	34,375
Glencore PLC (c)	9,747	22,002
Goldcorp, Inc.	3,364	46,665
Hitachi Metals Ltd.	1,700	21,498
Iluka Resources Ltd.	3,749	19,802
JFE Holdings, Inc.	1,200	18,583
Kinross Gold Corp. (c)	41,809	74,682
Kobe Steel Ltd.	20,000	26,777
Maruichi Steel Tube Ltd.	900	22,870
Mitsubishi Materials Corp.	7,000	22,446
Newcrest Mining Ltd. (c)	2,094	16,708
Newmont Mining Corp.	2,799	47,779
Nippon Steel & Sumitomo Metal Corp.	13,000	26,658
Norsk Hydro ASA	13,032	44,878
Nucor Corp.	1,879	81,342
Randgold Resources Ltd.	577	34,894
Rio Tinto Ltd.	684	24,531
Rio Tinto PLC	995	36,328
Silver Wheaton Corp.	3,559	43,635
South32 Ltd. (c)	17,203	18,570
Sumitomo Metal Mining Co., Ltd.	2,000	25,388
Teck Resources Ltd.-Class B	3,044	21,865
ThyssenKrupp AG	1,817	39,277
Turquoise Hill Resources Ltd. (c)	21,141	63,314
voestalpine AG	1,167	42,547
Yamana Gold, Inc.	39,011	73,242

		1,526,464

Paper & Forest Products - 0.1%
International Paper Co.	2,137	92,190
Mondi PLC	2,412	54,207
Oji Holdings Corp.	6,000	27,696
Stora Enso Oyj-Class R	5,206	46,190
UPM-Kymmene Oyj	2,674	44,449
West Fraser Timber Co., Ltd.	1,600	62,305

		327,037

		6,573,453

Energy - 1.8%
Energy Equipment & Services - 0.3%
Amec Foster Wheeler PLC	6,705	82,312
Baker Hughes, Inc.	1,196	66,976
Cameron International Corp. (c)	1,005	67,094
Core Laboratories NV (f)	381	44,074
Diamond Offshore Drilling, Inc. (f)	1,395	33,076
Ensco PLC-Class A	1,855	33,594
FMC Technologies, Inc. (c)	1,472	51,196
Halliburton Co.	1,318	51,863

Company	Shares	U.S. $ Value
Helmerich & Payne, Inc. (f)	723	42,664
Nabors Industries Ltd.	2,710	31,273
National Oilwell Varco, Inc.	1,082	45,801
Oceaneering International, Inc.	1,324	58,018
Petrofac Ltd.	5,075	69,041
Saipem SpA (c)	6,478	62,284
Schlumberger Ltd.	851	65,842
Seadrill Ltd.	4,953	38,306
Subsea 7 SA (c)	6,791	58,415
Technip SA	1,475	80,313
Tenaris SA	7,146	94,004
Transocean Ltd. (Zurich)	3,733	51,292
Weatherford International PLC (c)	3,100	31,465
WorleyParsons Ltd.	3,625	19,364

		1,178,267

Oil, Gas & Consumable Fuels - 1.5%
AltaGas Ltd.	1,575	43,302
Anadarko Petroleum Corp.	760	54,401
Antero Resources Corp. (c)(f)	1,567	40,491
Apache Corp.	953	43,114
ARC Resources Ltd.	2,786	41,887
Baytex Energy Corp.	2,756	15,942
BG Group PLC	6,580	99,868
BP PLC	21,451	118,898
Cabot Oil & Gas Corp.	1,928	45,636
Caltex Australia Ltd.	1,910	43,326
Cameco Corp.	3,555	50,018
Canadian Natural Resources Ltd.	1,916	43,181
Canadian Oil Sands Ltd.	7,461	43,668
Cenovus Energy, Inc.	3,195	46,312
Cheniere Energy, Inc. (c)	558	34,680
Chesapeake Energy Corp. (f)	1,835	14,331
Chevron Corp.	831	67,303
China Petroleum & Chemical Corp.-Class H	300,000	201,163
China Shenhua Energy Co., Ltd.-Class H	60,000	103,977
Cimarex Energy Co.	425	46,967
Cobalt International Energy, Inc. (c)	2,612	20,922
Columbia Pipeline Group, Inc.	1,475	37,406
Concho Resources, Inc. (c)	409	44,237
ConocoPhillips	1,246	61,241
CONSOL Energy, Inc. (f)	996	15,169
Continental Resources, Inc./OK (c)	922	29,596
Crescent Point Energy Corp.	2,787	35,759
Devon Energy Corp.	1,061	45,262
Enbridge, Inc.	1,579	65,256
Encana Corp.	5,134	38,361
Energen Corp.	787	40,924
Enerplus Corp.	5,007	31,893
Eni SpA	6,270	103,492
EOG Resources, Inc.	726	56,853
EQT Corp.	727	56,575
Exxon Mobil Corp.	1,042	78,400
Galp Energia SGPS SA	6,778	71,516
Hess Corp.	978	58,142
HollyFrontier Corp.	1,073	50,281
Husky Energy, Inc.	2,303	41,015

Company	Shares	U.S. $ Value
Idemitsu Kosan Co., Ltd.	2,200	37,856
Imperial Oil Ltd.	1,609	56,809
Inpex Corp.	4,600	46,627
Inter Pipeline Ltd.	2,033	43,578
JX Holdings, Inc.	12,700	49,142
Keyera Corp.	1,280	39,287
Kinder Morgan, Inc./DE	2,011	65,177
Koninklijke Vopak NV	1,845	75,850
Lundin Petroleum AB (c)	6,470	84,551
Marathon Oil Corp.	2,156	37,277
Marathon Petroleum Corp.	1,133	53,602
MEG Energy Corp. (c)	3,866	34,734
Murphy Oil Corp.	1,648	51,088
Neste Oyj	2,633	67,501
Noble Energy, Inc.	1,354	45,237
Occidental Petroleum Corp.	949	69,287
OMV AG	1,991	50,972
ONEOK, Inc.	1,255	45,193
Origin Energy Ltd.	5,096	29,899
Paramount Resources Ltd.-Class A (c)	2,632	28,169
Pembina Pipeline Corp.	1,777	49,301
Petroleo Brasileiro SA (ADR) (c)(f)	97,720	572,639
Peyto Exploration & Development Corp.	1,955	46,334
Phillips 66	871	68,870
Pioneer Natural Resources Co.	355	43,686
PrairieSky Royalty Ltd.	2,084	43,657
Range Resources Corp. (f)	839	32,402
Repsol SA	5,754	82,040
Royal Dutch Shell PLC-Class A	5,412	140,995
Royal Dutch Shell PLC-Class B	4,564	119,162
Santos Ltd.	6,321	23,201
Showa Shell Sekiyu KK	4,200	35,968
Southwestern Energy Co. (c)	2,025	32,886
Spectra Energy Corp.	2,209	64,216
Statoil ASA	6,265	95,485
Suncor Energy, Inc. (Toronto)	2,052	58,116
Tesoro Corp.	534	49,133
TonenGeneral Sekiyu KK	5,000	50,041
Total SA	2,446	112,776
Tourmaline Oil Corp. (c)	1,689	42,751
TransCanada Corp.	1,929	67,301
Tullow Oil PLC (c)	12,392	42,239
Valero Energy Corp.	871	51,685
Veresen, Inc.	3,815	39,409
Vermilion Energy, Inc.	1,246	43,169
Whiting Petroleum Corp. (c)	1,250	24,163
Williams Cos., Inc. (The)	737	35,523
Woodside Petroleum Ltd.	1,524	35,076

		5,294,825

		6,473,092

Utilities - 1.6%
Electric Utilities - 0.7%
American Electric Power Co., Inc.	2,025	109,937
AusNet Services	40,227	37,298
Cheung Kong Infrastructure Holdings Ltd.	5,000	41,570
Chubu Electric Power Co., Inc.	2,100	32,507

Company	Shares	U.S. $ Value
Chugoku Electric Power Co., Inc. (The)	2,600	37,996
CLP Holdings Ltd.	7,500	62,220
Contact Energy Ltd.	12,312	40,442
Duke Energy Corp.	1,507	106,861
Edison International	1,583	92,574
EDP - Energias de Portugal SA	22,907	79,991
Electricite de France SA	3,732	80,503
Endesa SA	3,839	79,306
Enel SpA	15,358	69,061
Entergy Corp.	1,550	101,261
Eversource Energy	2,451	115,785
Exelon Corp.	2,658	81,760
FirstEnergy Corp.	2,919	93,291
Fortis, Inc./Canada	3,372	91,477
Fortum Oyj	4,053	65,606
Hokuriku Electric Power Co.	2,700	38,945
Iberdrola SA	14,980	101,296
Kansai Electric Power Co., Inc. (The) (c)	1,900	23,674
Kyushu Electric Power Co., Inc. (c)	2,500	29,783
Mighty River Power Ltd.	22,655	39,690
NextEra Energy, Inc.	1,164	114,549
OGE Energy Corp.	2,810	78,792
Pepco Holdings, Inc.	587	13,489
Pinnacle West Capital Corp.	1,711	101,856
Power Assets Holdings Ltd.	6,000	51,686
PPL Corp.	3,743	115,996
Red Electrica Corp. SA	1,020	81,163
Shikoku Electric Power Co., Inc.	2,400	37,473
Southern Co. (The)	2,902	125,976
SSE PLC	4,764	106,757
Terna Rete Elettrica Nazionale SpA	20,939	97,455
Tohoku Electric Power Co., Inc.	2,700	37,010
Tokyo Electric Power Co., Inc. (c)	3,400	23,282
Xcel Energy, Inc.	3,204	108,071

		2,746,389

Gas Utilities - 0.1%
APA Group	6,116	38,144
Enagas SA	2,990	81,588
Gas Natural SDG SA	3,372	68,197
Hong Kong & China Gas Co., Ltd.	33,080	62,345
Osaka Gas Co., Ltd.	13,000	52,750
Snam SpA	19,754	96,502
Toho Gas Co., Ltd.	7,000	42,123
Tokyo Gas Co., Ltd.	9,000	49,171

		490,820

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp./VA	5,631	67,572
Calpine Corp. (c)	3,559	56,730
Electric Power Development Co., Ltd.	1,203	37,660
Enel Green Power SpA	36,373	69,087
Meridian Energy Ltd.	27,208	37,907
NRG Energy, Inc.	2,752	54,820
TransAlta Corp.	16,078	80,414

		404,190

Company	Shares	U.S. $ Value
Multi-Utilities - 0.6%
AGL Energy Ltd.	4,017	48,254
Alliant Energy Corp.	1,643	93,109
Ameren Corp.	2,507	101,007
Atco Ltd./Canada-Class I	3,262	98,435
Canadian Utilities Ltd.-Class A	3,481	96,233
CenterPoint Energy, Inc.	5,012	93,323
Centrica PLC	21,869	80,975
CMS Energy Corp.	2,970	97,357
Consolidated Edison, Inc.	1,862	117,138
Dominion Resources, Inc./VA	1,668	116,343
DTE Energy Co.	1,329	103,742
E.ON SE	5,845	66,053
Engie	4,235	75,637
MDU Resources Group, Inc.	3,766	67,449
National Grid PLC	8,690	114,496
PG&E Corp.	1,947	96,532
Public Service Enterprise Group, Inc.	2,447	98,492
RWE AG	3,414	51,118
SCANA Corp.	1,946	102,924
Sempra Energy	977	92,668
Suez Environnement Co.	3,365	60,526
United Utilities Group PLC	7,807	101,844
Veolia Environnement SA	3,359	73,361
WEC Energy Group, Inc.	2,071	98,683

		2,145,699

Water Utilities - 0.1%
American Water Works Co., Inc.	2,195	114,008
Severn Trent PLC	3,162	100,280

		214,288

		6,001,386

Telecommunication Services - 0.7%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.	3,667	121,744
BCE, Inc.	3,066	123,982
BT Group PLC	12,257	81,769
CenturyLink, Inc.	2,284	61,759
Deutsche Telekom AG (REG)	4,043	68,968
Elisa Oyj	2,363	78,631
Frontier Communications Corp. (f)	8,023	40,677
HKT Trust & HKT Ltd.-Class SS	19,000	22,020
Iliad SA	205	46,307
Inmarsat PLC	4,698	70,184
Koninklijke KPN NV	13,504	52,458
Level 3 Communications, Inc. (c)	1,571	70,271
Nippon Telegraph & Telephone Corp.	600	22,885
Orange SA	3,897	61,632
PCCW Ltd.	38,000	19,874
Proximus	2,094	75,112
Singapore Telecommunications Ltd.	7,400	19,714
Spark New Zealand Ltd.	11,364	24,309
Swisscom AG (REG)	181	97,698
TDC A/S	10,524	66,536
Telecom Italia SpA (ordinary shares) (c)	38,296	46,477
Telecom Italia SpA (savings shares)	51,070	51,181
Telefonica Deutschland Holding AG	11,176	67,755

Company	Shares		U.S. $ Value
Telefonica SA		6,186	87,176
Telenor ASA		3,519	69,977
TeliaSonera AB		18,341	103,314
Telstra Corp., Ltd.		8,059	33,063
TELUS Corp.		639	20,905
TELUS Corp.		2,389	78,156
TPG Telecom Ltd.		3,179	21,212
Verizon Communications, Inc.		2,873	132,187

			1,937,933

Wireless Telecommunication Services - 0.2%
KDDI Corp.		900	22,332
Millicom International Cellular SA		1,112	74,090
NTT DOCOMO, Inc.		1,200	25,169
Rogers Communications, Inc.-Class B		2,916	99,542
SBA Communications Corp.-Class A (c)		814	96,215
SoftBank Group Corp.		400	23,273
Sprint Corp. (c)(f)		20,644	104,459
StarHub Ltd.		8,000	20,755
T-Mobile US, Inc. (c)		1,664	65,911
Tele2 AB-Class B		8,117	80,004
Vodafone Group PLC		18,827	64,830

			676,580

			2,614,513

Total Common Stocks (cost $87,146,924)			83,459,101

	Principal Amount (000)
COLLATERALIZED MORTGAGE OBLIGATIONS - 2.8%
GSE Risk Share Floating Rate - 2.8%
Federal National Mortgage Association Connecticut Avenue Securities
Series 2015-C03, Class 1M2
5.199%, 7/25/25 (g)	U.S.$	1,430	1,434,383
Series 2015-C03, Class 2M2
5.199%, 7/25/25 (g)		8,745	8,728,909

Total Collateralized Mortgage Obligations (cost $10,213,237)			10,163,292

	Shares
PREFERRED STOCKS - 1.6%
Financials - 1.6%
Real Estate Investment Trusts (REITs) - 1.6%
Apartment Investment & Management Co.
6.875%		42,000	1,130,220
Hersha Hospitality Trust
Series C
6.875%		60,000	1,549,800
Pebblebrook Hotel Trust
6.50%		65,950	1,654,026

Company	Shares	U.S. $ Value
Sabra Health Care REIT, Inc.
Series A
7.125%	53,175	1,336,819

Total Preferred Stocks (cost $5,528,125)		5,670,865

INVESTMENT COMPANIES - 1.0%
Funds and Investment Trusts - 1.0%
iShares Core MSCI Emerging Markets ETF	91,600	3,727,204

	Contracts
OPTIONS PURCHASED - PUTS - 0.6%
Options on Equity Indices - 0.3%
IBOV Index
Expiration: Mar 2016, Exercise Price: BRL 48,000.00 (c)(h)	1,082	981,764

Options on Funds and Investment Trusts - 0.3%
SPDR S&P 500 ETF Trust
Expiration: Sep 2015, Exercise Price: $ 195.00 (c)(i)	75	29,325
iShares Russel 2000 ETF
Expiration: Nov 2015, Exercise Price: $ 110.00 (c)(i)	2,930	1,062,125

		1,091,450

Total Options Purchased - Puts (cost $1,515,188)		2,073,214

OPTIONS PURCHASED - CALLS - 0.2%
Options on Equities - 0.1%
iShares MSCI Emerging Markets ETF
Expiration: Nov 2015, Exercise Price: $ 36.00 (c)(i)	4,180	338,580

Options on Forward Contracts - 0.1%
MYR/USD
Expiration: Sep 2015, Exercise Price: MYR 4.00 (c)(h)	30,360,000	12,166
TWD/USD
Expiration: Oct 2015, Exercise Price: $ 31.70 (c)(h)	7,590,000	217,719

		229,885

	Notional Amount (000)
Swaptions - 0.0%
CDX NAHY.24 RTR, Bank of America, NA (Buy Protection)
Expiration: Oct 2015, Exercise Price: $ 106.00 (c)	3,250	9,190

Company	Notional Amount (000)		U.S. $ Value
CDX NAHY.24 RTR, Bank of America, NA (Buy Protection)
Expiration: Oct 2018, Exercise Price: $ 107.00 (c)		3,250	3,030

			12,220

Total Options Purchased - Calls (cost $560,909)			580,685

	Shares
RIGHTS - 0.0%
Consumer Staples - 0.0%
Food & Staples Retailing - 0.0%
Safeway, Inc., expiring 2/02/19 (c)		620	31
Safeway, Inc., expiring 2/02/17 (c)		620	629

			660

Financials - 0.0%
Banks - 0.0%
Commonwealth Bank of Australia, expiring 9/08/15 (c)		24	59

Total Rights (cost $657)			719

SHORT-TERM INVESTMENTS - 38.3%
Investment Companies - 33.4%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.13% (j)(k) (cost $121,844,342)		121,844,342	121,844,342

	Principal Amount (000)
U.S. TREASURY BILLS - 4.9%
U.S. Treasury Bill Zero Coupon, 11/19/15-12/17/15	U.S.$	6,000	5,998,978
0.01%, 11/19/15		12,000	11,999,490

Total U.S. Treasury Bills (cost $17,998,468)			17,998,468

Total Short-Term Investments (cost $139,842,810)			139,842,810

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 94.9% (cost $363,954,736)		346,401,764

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.4%
INVESTMENT COMPANIES - 0.4%
AB Exchange Reserves-Class I, 0.11% (j)(k) (cost $1,558,710)	1,558,710	1,558,710

Total Investments - 95.3% (cost $365,513,446) (l)		347,960,474
Other assets less liabilities - 4.7% (m)		17,320,216

Net Assets - 100.0%		$365,280,690

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at August 31, 2015	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	375	September 2015	$33,843,016	$34,373,315	$530,299
Brent Crude Oil Futures	16	June 2016	915,229	964,000	48,771
Cattle Feeder Futures	15	October 2015	1,578,543	1,484,062	(94,481)
Cocoa Futures	42	December 2015	1,306,449	1,301,580	(4,869)
Coff Robusta Futures	60	November 2015	1,027,543	966,600	(60,943)
Coffee ‘C’ Futures	25	December 2015	1,178,873	1,165,313	(13,560)
Copper London Metal Exchange Futures	11	September 2015	1,465,254	1,415,425	(49,829)
Corn Futures	46	March 2016	908,274	888,375	(19,899)
Cotton No. 2 Futures	47	December 2015	1,523,278	1,480,500	(42,778)
Crude Palm oil Futures	56	October 2015	705,600	650,667	(54,933)
Euro Buxl 30 Year Bond Futures	62	September 2015	10,752,193	10,545,926	(206,267)
EURO STOXX 50 Index Futures	243	September 2015	8,824,767	8,913,994	89,227
Euro-BUND Futures	63	September 2015	10,962,733	10,822,772	(139,961)
FTSE 100 Index Futures	18	September 2015	1,842,072	1,717,198	(124,874)
Gasoline RBOB Futures	15	September 2015	1,032,705	944,433	(88,272)
Gold 100 OZ Futures	20	December 2015	2,269,659	2,265,000	(4,659)
KC HRW Wheat Futures	38	December 2015	1,034,587	926,725	(107,862)
Lead London Metal Exchange Futures	33	September 2015	1,428,982	1,426,838	(2,144)
Lean Hogs Futures	84	December 2015	2,089,336	2,137,800	48,464
Lean Hogs Futures	25	October 2015	629,817	680,250	50,433
Live Cattle Futures	41	June 2016	2,240,805	2,223,430	(17,375)
Low SU Gas Oil Futures	23	December 2015	1,167,292	1,139,075	(28,217)
MSCI EAFE Mini Index Futures	42	September 2015	3,645,359	3,638,670	(6,689)

Type	Number of Contracts	Expiration Month	Original Value	Value at August 31, 2015	Unrealized Appreciation/ (Depreciation)
Natural Gas Futures	36	October 2015	$1,006,629	$993,960	$(12,669)
Nickel London Metal Exchange Futures	12	October 2015	731,161	723,600	(7,561)
Nickel London Metal Exchange Futures	26	September 2015	1,821,045	1,565,928	(255,117)
NY Harbor USLD Futures	17	November 2015	1,172,476	1,239,075	66,599
Palladium Futures	33	December 2015	2,006,867	1,987,425	(19,442)
Platinum Futures	55	October 2015	3,021,539	2,778,875	(242,664)
PRI Aluminum London Metal Exchange Futures	54	September 2015	2,205,165	2,153,925	(51,240)
S&P 500 E Mini Index Futures	44	September 2015	4,310,949	4,332,240	21,291
S&P TSX 60 Index Futures	7	September 2015	914,462	866,327	(48,135)
Silver Futures	15	December 2015	1,152,037	1,093,950	(58,087)
Soybean Futures	33	November 2015	1,517,385	1,464,375	(53,010)
Soybean Meal Futures	29	December 2015	871,886	902,770	30,884
Soybean Oil Futures	57	December 2015	1,102,873	966,150	(136,723)
Sugar 11 (World) Futures	229	September 2015	3,137,212	2,741,771	(395,441)
U.S. 5 Yr Note (CBT) Futures	642	December 2015	76,989,845	76,678,875	(310,970)
U.S. Ultra Bond (CBT) Futures	180	December 2015	29,546,758	28,513,125	(1,033,633)
Wheat (CBT) Futures	38	December 2015	986,912	921,500	(65,412)
WTI Crude Futures	17	June 2016	878,112	924,460	46,348
Zinc London Metal Exchange Futures	1	October 2015	45,753	45,250	(503)
Zinc London Metal Exchange Futures	29	September 2015	1,423,551	1,312,069	(111,482)
Sold Contracts
Bcom Commodity Index Futures	1,573	September 2015	14,312,772	14,282,840	29,932
Coff Robusta Futures	34	November 2015	585,173	547,740	37,433
Cotton No. 2 Futures	6	December 2015	194,335	189,000	5,335
FTSE China Futures	208	September 2015	2,234,565	1,927,640	306,925
Gold 100 OZ Futures	14	December 2015	1,581,336	1,585,500	(4,164)
KC HRW Wheat (CBT) Futures	18	December 2015	445,516	438,975	6,541
Lead London Metal Exchange Futures	5	September 2015	214,549	216,187	(1,638)
Live Cattle Futures	10	October 2015	598,501	572,800	25,701
Nickel London Metal Exchange Futures	12	September 2015	730,187	722,736	7,451
PRI Aluminum London Metal Exchange Futures	36	October 2015	1,440,686	1,453,275	(12,589)
PRI Aluminum London Metal Exchange Futures	14	September 2015	593,759	558,425	35,334
U.S. T-Note 10 Yr (CBT) Futures	23	December 2015	2,934,987	2,922,438	12,549
Zinc London Metal Exchange Futures	1	September 2015	45,748	45,244	504

					$(2,488,071)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	JPY	706,939	USD	5,859	9/17/15	$26,198
Bank of America, NA	USD	2,116	GBP	1,356	9/17/15	(35,786)
Bank of America, NA	AUD	1,563	USD	1,144	11/13/15	36,095
Barclays Bank PLC	CHF	1,991	USD	2,150	9/17/15	89,349
Barclays Bank PLC	EUR	19,389	USD	21,955	9/17/15	193,256
Barclays Bank PLC	HUF	585,350	USD	2,108	9/17/15	12,441
Barclays Bank PLC	JPY	2,299,653	USD	18,736	9/17/15	(236,472)
Barclays Bank PLC	KRW	4,798,328	USD	4,283	9/17/15	226,528
Barclays Bank PLC	NOK	15,775	USD	1,993	9/17/15	86,440
Barclays Bank PLC	SEK	8,320	USD	951	9/17/15	(31,917)
Barclays Bank PLC	USD	326	GBP	207	9/17/15	(8,388)
Barclays Bank PLC	USD	400	JPY	47,540	9/17/15	(7,646)
Barclays Bank PLC	USD	1,197	SEK	9,986	9/17/15	(17,190)
Barclays Bank PLC	USD	2,290	INR	147,610	9/18/15	(72,417)
Barclays Bank PLC	INR	90,399	USD	1,382	11/13/15	37,112
Barclays Bank PLC	KRW	2,224,902	USD	1,893	11/13/15	14,941
Barclays Bank PLC	TRY	3,270	USD	1,094	11/13/15	(4,987)
Barclays Bank PLC	USD	1,890	EUR	1,673	11/13/15	(10,770)
Barclays Bank PLC	USD	1,893	JPY	233,304	11/13/15	33,933
Barclays Bank PLC	USD	1,918	KRW	2,264,671	11/13/15	(6,907)
Barclays Bank PLC	USD	1,830	TWD	59,082	11/13/15	(10,423)
BNP Paribas SA	HKD	7,616	USD	982	9/17/15	(371)
BNP Paribas SA	JPY	471,544	USD	3,821	9/17/15	(68,952)
BNP Paribas SA	MXN	29,804	USD	1,889	9/17/15	106,968
BNP Paribas SA	USD	130	AUD	170	9/17/15	(9,348)
BNP Paribas SA	USD	3,821	EUR	3,455	9/17/15	56,814
BNP Paribas SA	USD	1,151	GBP	750	9/17/15	(86)
Brown Brothers Harriman & Co.	JPY	1,407,817	USD	11,482	9/17/15	(133,112)
Brown Brothers Harriman & Co.	USD	7,689	EUR	6,900	9/17/15	54,805
Citibank	BRL	117,066	USD	34,775	9/02/15	2,495,463
Citibank	USD	32,102	BRL	117,066	9/02/15	177,476
Citibank	JPY	235,197	USD	1,900	9/17/15	(40,628)
Citibank	TRY	48,712	USD	17,299	9/17/15	642,550
Citibank	USD	653	EUR	579	9/17/15	(2,987)
Citibank	USD	569	EUR	513	9/17/15	7,150
Citibank	USD	942	MYR	3,942	9/17/15	2,210
Citibank	USD	7,677	SEK	64,260	9/17/15	(84,628)
Citibank	USD	1,891	TRY	5,139	9/17/15	(133,830)
Citibank	JPY	204,854	USD	1,724	11/13/15	32,009
Citibank	TRY	3,249	USD	1,090	11/13/15	(1,883)
Citibank	USD	1,072	TRY	3,191	11/13/15	498
Credit Suisse International	SGD	2,630	USD	1,893	11/13/15	35,450
Deutsche Bank AG	EUR	1,939	USD	2,146	9/17/15	(30,862)
Deutsche Bank AG	HUF	1,077,031	USD	3,866	9/17/15	10,921
Deutsche Bank AG	MYR	15,215	USD	3,709	9/17/15	62,409
Deutsche Bank AG	USD	759	AUD	1,024	9/17/15	(30,574)
Deutsche Bank AG	USD	1,968	CAD	2,551	9/17/15	(29,140)
Deutsche Bank AG	USD	3,953	EUR	3,507	9/17/15	(16,852)
Deutsche Bank AG	USD	229	GBP	146	9/17/15	(5,013)
Deutsche Bank AG	USD	2,224	MYR	9,355	9/17/15	17,952
Deutsche Bank AG	USD	3,818	SEK	32,214	9/17/15	(11,427)
Deutsche Bank AG	HUF	310,730	USD	1,144	11/13/15	31,205
Deutsche Bank AG	USD	3,860	CHF	3,734	11/13/15	12,282
Deutsche Bank AG	USD	1,144	EUR	986	11/13/15	(35,811)
Goldman Sachs Bank USA	BRL	117,066	USD	32,102	9/02/15	(177,477)
Goldman Sachs Bank USA	USD	15,480	BRL	53,794	9/02/15	(647,315)
Goldman Sachs Bank USA	USD	17,370	BRL	63,272	9/02/15	76,870
Goldman Sachs Bank USA	BRL	2,467	USD	760	9/17/15	83,162
Goldman Sachs Bank USA	KRW	3,866,250	USD	3,397	9/17/15	129,168
Goldman Sachs Bank USA	TWD	133,288	USD	4,296	9/17/15	191,872
Goldman Sachs Bank USA	USD	1,123	BRL	3,675	9/17/15	(115,239)
Goldman Sachs Bank USA	USD	9,569	EUR	8,778	9/17/15	282,939

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA	USD	245	JPY	30,161	9/17/15	$4,255
Goldman Sachs Bank USA	USD	1,905	KRW	2,210,032	9/17/15	(37,003)
Goldman Sachs Bank USA	INR	17,623	USD	268	9/18/15	2,764
Goldman Sachs Bank USA	TRY	2,125	USD	751	10/15/15	30,249
Goldman Sachs Bank USA	USD	1,910	TWD	59,965	10/30/15	(63,299)
Goldman Sachs Bank USA	BRL	6,564	USD	1,760	11/13/15	(7,157)
Goldman Sachs Bank USA	RUB	73,809	USD	1,107	11/13/15	(14,485)
Goldman Sachs Bank USA	USD	1,545	INR	102,658	11/13/15	(17,694)
Goldman Sachs Bank USA	USD	1,875	KRW	2,213,389	11/13/15	(7,068)
Goldman Sachs Bank USA	BRL	129,061	USD	34,296	12/02/15	(210,621)
HSBC Bank USA	AUD	1,529	USD	1,145	9/17/15	57,577
HSBC Bank USA	GBP	718	USD	1,103	9/17/15	1,634
HSBC Bank USA	USD	368	AUD	505	9/17/15	(9,300)
HSBC Bank USA	USD	11,286	BRL	38,987	9/17/15	(594,874)
HSBC Bank USA	USD	4,744	JPY	585,377	9/17/15	85,176
HSBC Bank USA	USD	5,759	PLN	22,069	9/17/15	83,134
HSBC Bank USA	USD	1,149	TRY	3,153	9/17/15	(70,342)
HSBC Bank USA	KRW	2,239,735	USD	1,900	11/13/15	10,372
HSBC Bank USA	TRY	2,113	USD	750	11/13/15	40,027
HSBC Bank USA	USD	1,843	BRL	6,564	11/13/15	(75,631)
HSBC Bank USA	USD	1,831	JPY	218,684	11/13/15	(25,385)
HSBC Bank USA	USD	3,781	JPY	463,288	11/13/15	44,485
HSBC Bank USA	USD	563	SGD	792	11/13/15	(3,751)
HSBC Bank USA	TRY	57,399	USD	19,027	11/18/15	(237,735)
JPMorgan Chase Bank	CHF	9,157	USD	9,570	9/17/15	92,217
JPMorgan Chase Bank	GBP	2,460	USD	3,811	9/17/15	36,740
JPMorgan Chase Bank	USD	3,820	GBP	2,448	9/17/15	(63,589)
JPMorgan Chase Bank	CHF	3,689	USD	3,864	11/13/15	38,047
JPMorgan Chase Bank	CNY	24,193	USD	3,735	11/13/15	(1,000)
JPMorgan Chase Bank	USD	3,869	EUR	3,517	11/13/15	81,800
Morgan Stanley Capital Services LLC	CAD	24,543	USD	19,618	9/15/15	963,904
Morgan Stanley Capital Services LLC	USD	19,540	CAD	24,543	9/15/15	(885,688)
Morgan Stanley Capital Services LLC	BRL	49,093	USD	14,690	9/17/15	1,228,102
Morgan Stanley Capital Services LLC	CAD	3,517	USD	2,805	9/17/15	132,059
Morgan Stanley Capital Services LLC	CHF	3,330	USD	3,479	9/17/15	32,291
Morgan Stanley Capital Services LLC	CZK	150,075	USD	6,127	9/17/15	(105,113)
Morgan Stanley Capital Services LLC	EUR	21,482	USD	23,741	9/17/15	(370,119)
Morgan Stanley Capital Services LLC	EUR	5,502	USD	6,186	9/17/15	10,017
Morgan Stanley Capital Services LLC	GBP	2,470	USD	3,858	9/17/15	67,934
Morgan Stanley Capital Services LLC	JPY	454,411	USD	3,714	9/17/15	(34,701)
Morgan Stanley Capital Services LLC	JPY	144,795	USD	1,197	9/17/15	2,689
Morgan Stanley Capital Services LLC	PLN	11,673	USD	3,114	9/17/15	24,458
Morgan Stanley Capital Services LLC	TRY	9,341	USD	3,310	9/17/15	115,526
Morgan Stanley Capital Services LLC	USD	6,186	CZK	150,075	9/17/15	46,085
Morgan Stanley Capital Services LLC	USD	12,340	EUR	11,140	9/17/15	163,608
Morgan Stanley Capital Services LLC	USD	1,987	HUF	550,555	9/17/15	(16,231)
Morgan Stanley Capital Services LLC	USD	15,329	JPY	1,886,174	9/17/15	232,137
Morgan Stanley Capital Services LLC	USD	1,976	KRW	2,200,279	9/17/15	(115,873)
Morgan Stanley Capital Services LLC	USD	1,893	MXN	29,804	9/17/15	(111,131)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC	USD	5,912	NOK	46,688	9/17/15	$(269,353)
Morgan Stanley Capital Services LLC	USD	18,473	TRY	50,818	9/17/15	(1,095,735)
Morgan Stanley Capital Services LLC	USD	1,971	TWD	61,202	9/17/15	(86,922)
Morgan Stanley Capital Services LLC	BRL	26,127	USD	7,236	10/02/15	108,580
Morgan Stanley Capital Services LLC	USD	915	MYR	3,903	10/09/15	20,637
Morgan Stanley Capital Services LLC	USD	747	TRY	2,125	10/15/15	(26,942)
Morgan Stanley Capital Services LLC	CHF	5,660	USD	5,976	11/13/15	106,623
Morgan Stanley Capital Services LLC	CNY	12,033	USD	1,853	11/13/15	(4,788)
Morgan Stanley Capital Services LLC	EUR	1,745	USD	1,909	11/13/15	(51,257)
Morgan Stanley Capital Services LLC	MYR	7,315	USD	1,883	11/13/15	133,698
Morgan Stanley Capital Services LLC	PLN	4,192	USD	1,144	11/13/15	35,541
Morgan Stanley Capital Services LLC	USD	1,134	AUD	1,547	11/13/15	(37,361)
Morgan Stanley Capital Services LLC	USD	4,845	EUR	4,208	11/13/15	(118,034)
Morgan Stanley Capital Services LLC	USD	2,274	EUR	2,056	11/13/15	35,946
Morgan Stanley Capital Services LLC	USD	1,041	RUB	73,809	11/13/15	80,721
Morgan Stanley Capital Services LLC	USD	738	TRY	2,113	11/13/15	(27,284)
Morgan Stanley Capital Services LLC	ZAR	14,615	USD	1,082	11/13/15	(6,526)
Royal Bank of Scotland PLC	AUD	2,608	USD	2,011	9/17/15	156,077
Royal Bank of Scotland PLC	BRL	67,805	USD	20,120	9/17/15	1,526,840
Royal Bank of Scotland PLC	MYR	6,811	USD	1,776	9/17/15	143,509
Royal Bank of Scotland PLC	SEK	75,841	USD	9,193	9/17/15	231,459
Royal Bank of Scotland PLC	SGD	746	USD	555	9/17/15	26,720
Royal Bank of Scotland PLC	TWD	180,657	USD	5,848	9/17/15	285,221
Royal Bank of Scotland PLC	USD	4,238	BRL	13,698	9/17/15	(482,020)
Royal Bank of Scotland PLC	USD	539	EUR	471	9/17/15	(10,010)
Royal Bank of Scotland PLC	USD	1,188	GBP	778	9/17/15	5,407
Royal Bank of Scotland PLC	USD	1,768	JPY	213,550	9/17/15	(5,782)
Royal Bank of Scotland PLC	USD	1,974	JPY	242,294	9/17/15	24,724
Royal Bank of Scotland PLC	USD	1,907	KRW	2,240,870	9/17/15	(12,859)
Royal Bank of Scotland PLC	USD	779	MYR	3,151	9/17/15	(23,843)
Royal Bank of Scotland PLC	USD	1,348	TRY	3,699	9/17/15	(83,452)
Royal Bank of Scotland PLC	USD	11,833	TWD	364,916	9/17/15	(596,398)
Royal Bank of Scotland PLC	USD	1,827	INR	117,240	9/18/15	(65,533)
Royal Bank of Scotland PLC	INR	49,169	USD	757	11/13/15	25,103

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland PLC	JPY	472,985	USD	3,796	11/13/15	$(109,397)
Royal Bank of Scotland PLC	MYR	3,765	USD	927	11/13/15	26,281
Royal Bank of Scotland PLC	USD	565	INR	36,910	11/13/15	(16,060)
Royal Bank of Scotland PLC	USD	1,912	JPY	238,292	11/13/15	55,386
Royal Bank of Scotland PLC	USD	1,697	KRW	1,999,974	11/13/15	(9,262)
Royal Bank of Scotland PLC	USD	715	MYR	2,919	11/13/15	(17,119)
Standard Chartered Bank	AUD	2,554	USD	1,961	9/17/15	145,080
Standard Chartered Bank	CAD	17,346	USD	14,109	9/17/15	925,217
Standard Chartered Bank	EUR	1,727	USD	1,903	9/17/15	(35,515)
Standard Chartered Bank	EUR	3,849	USD	4,383	9/17/15	62,949
Standard Chartered Bank	NOK	15,050	USD	1,906	9/17/15	87,264
Standard Chartered Bank	NZD	232	USD	166	9/17/15	18,988
Standard Chartered Bank	TWD	244,302	USD	7,909	9/17/15	386,501
Standard Chartered Bank	USD	1,959	AUD	2,554	9/17/15	(143,232)
Standard Chartered Bank	USD	4,383	CHF	4,021	9/17/15	(221,539)
Standard Chartered Bank	USD	7,326	HUF	2,107,030	9/17/15	216,797
Standard Chartered Bank	USD	1,994	JPY	244,364	9/17/15	22,438
Standard Chartered Bank	USD	960	MYR	3,660	9/17/15	(83,126)
Standard Chartered Bank	USD	1,939	NZD	2,881	9/17/15	(115,080)
Standard Chartered Bank	USD	1,895	SEK	16,038	9/17/15	(126)
Standard Chartered Bank	INR	247,227	USD	3,823	9/18/15	108,703
Standard Chartered Bank	BRL	26,819	USD	7,316	10/02/15	(998)
Standard Chartered Bank	MYR	7,307	USD	1,888	11/13/15	139,986
Standard Chartered Bank	USD	1,524	GBP	981	11/13/15	(19,654)
Standard Chartered Bank	USD	744	TWD	24,084	11/13/15	(2,406)
State Street Bank & Trust Co.	EUR	10,173	USD	11,380	9/15/15	(38,299)
State Street Bank & Trust Co.	AUD	160	USD	116	9/17/15	2,598
State Street Bank & Trust Co.	CHF	10,236	USD	10,841	9/17/15	247,198
State Street Bank & Trust Co.	DKK	3,680	USD	559	9/17/15	5,777
State Street Bank & Trust Co.	EUR	11,402	USD	12,551	9/17/15	(246,455)
State Street Bank & Trust Co.	EUR	379	USD	430	9/17/15	4,194
State Street Bank & Trust Co.	GBP	365	USD	566	9/17/15	5,784
State Street Bank & Trust Co.	JPY	682,372	USD	5,523	9/17/15	(106,998)
State Street Bank & Trust Co.	JPY	13,805	USD	115	9/17/15	1,412
State Street Bank & Trust Co.	KRW	1,045,580	USD	937	9/17/15	53,506
State Street Bank & Trust Co.	NOK	18,925	USD	2,430	9/17/15	143,247
State Street Bank & Trust Co.	NZD	2,881	USD	1,964	9/17/15	140,040
State Street Bank & Trust Co.	PLN	10,586	USD	2,778	9/17/15	(24,677)
State Street Bank & Trust Co.	TRY	4,756	USD	1,676	9/17/15	49,563
State Street Bank & Trust Co.	TWD	7,890	USD	254	9/17/15	10,675
State Street Bank & Trust Co.	USD	114	AUD	155	9/17/15	(3,935)
State Street Bank & Trust Co.	USD	8,810	CAD	11,112	9/17/15	(363,992)
State Street Bank & Trust Co.	USD	6,726	CHF	6,347	9/17/15	(157,217)
State Street Bank & Trust Co.	USD	5,193	EUR	4,549	9/17/15	(87,558)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	10,065	EUR	9,103	9/17/15	$152,699
State Street Bank & Trust Co.	USD	1,443	GBP	922	9/17/15	(28,153)
State Street Bank & Trust Co.	USD	126	HKD	977	9/17/15	32
State Street Bank & Trust Co.	USD	10,017	JPY	1,208,082	9/17/15	(49,621)
State Street Bank & Trust Co.	USD	9,470	JPY	1,161,428	9/17/15	112,046
State Street Bank & Trust Co.	USD	295	KRW	349,144	9/17/15	(344)
State Street Bank & Trust Co.	USD	3,820	PLN	14,340	9/17/15	(23,852)
State Street Bank & Trust Co.	USD	1,985	SEK	16,360	9/17/15	(51,967)
State Street Bank & Trust Co.	USD	840	TWD	27,133	9/17/15	(4,057)
State Street Bank & Trust Co.	CHF	939	USD	951	11/13/15	(22,007)
State Street Bank & Trust Co.	EUR	10,427	USD	11,417	11/13/15	(296,930)
State Street Bank & Trust Co.	GBP	123	USD	191	11/13/15	1,673
State Street Bank & Trust Co.	USD	11,417	CHF	11,114	11/13/15	108,686
State Street Bank & Trust Co.	USD	1,142	EUR	1,042	11/13/15	28,635
State Street Bank & Trust Co.	USD	1,112	TRY	3,328	11/13/15	6,781
State Street Bank & Trust Co.	BRL	3,481	USD	1,031	12/15/15	103,932
State Street Bank & Trust Co.	EUR	264	USD	296	12/15/15	(1,037)
State Street Bank & Trust Co.	EUR	283	USD	319	12/15/15	582
State Street Bank & Trust Co.	GBP	148	USD	228	12/15/15	821
State Street Bank & Trust Co.	JPY	24,529	USD	202	12/15/15	(225)
State Street Bank & Trust Co.	BRL	62,500	USD	17,814	1/05/16	1,282,337
UBS AG	EUR	291	USD	317	9/17/15	(9,201)
UBS AG	GBP	3,357	USD	5,212	9/17/15	61,487
UBS AG	USD	273	GBP	175	9/17/15	(4,542)
UBS AG	JPY	35,989	USD	298	12/15/15	796

						$6,165,742

CREDIT DEFAULT SWAPTIONS WRITTEN

Description	Counterparty	Buy/Sell Protection	Strike Rate	Expiration Date	Notional Amount (000)	Premiums Received	Market Value
Put - CDX NAHY Series 24, 5 Year Index	Bank of America, NA	Sell	103.00%	10/21/15	$1,250	$12,004	$(12,412)

CURRENCY OPTIONS WRITTEN

Description	Exercise Price		Expiration Date	Contracts (000)	Premiums Received	Market Value
Call - TWD vs. USD	TWD	33.50	10/28/15	7,600	$30,096	$(37,149)

PUT OPTIONS WRITTEN

Description	Exercise Price	Expiration Date	Contracts (000)	Premiums Received	U.S. $ Value
iShares Russel 2000 ETF (i)	2,930	100.00	11/20/15	418,857	(498,100)

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc./(CME Group)		$13,390	6/30/20	1.879%	3 Month LIBOR	$(208,575)
Citigroup Global Markets, Inc./(CME Group)		3,080	6/30/25	2.569%	3 Month LIBOR	(103,335)
Citigroup Global Markets, Inc./(CME Group)		1,370	6/30/45	3 Month LIBOR	3.034%	101,753
Credit Suisse Securities (USA) LLC/(CME Group)	NZD	7,195	2/26/17	3 Month BKBM	3.580%	56,147
Credit Suisse Securities (USA) LLC/(CME Group)		159,000	3/02/17	3 Month BKBM	3.576%	2,337,297
Credit Suisse Securities (USA) LLC/(CME Group)	SEK	949,390	8/04/17	0.148%	3 Month STIBOR	(141,654)
Credit Suisse Securities (USA) LLC/(CME Group)		$143,534	8/08/17	3 Month LIBOR	1.355%	213,075
Credit Suisse Securities (USA) LLC/(CME Group)		143,530	8/11/17	3 Month LIBOR	1.350%	197,028
Credit Suisse Securities (USA) LLC/(CME Group)		71,767	8/08/18	1.647%	3 Month LIBOR	(230,112)
Credit Suisse Securities (USA) LLC/(CME Group)		71,770	8/11/18	1.636%	3 Month LIBOR	(206,404)
Credit Suisse Securities (USA) LLC/(CME Group)	NZD	54,780	6/25/20	3 Month BKBM	3.443%	578,500
Credit Suisse Securities (USA) LLC/(CME Group)		$39,760	7/03/20	1.848%	3 Month LIBOR	(544,195)
Credit Suisse Securities (USA) LLC/(CME Group)	EUR	16,700	9/17/24	6 Month EURIBOR	1.995%	165,219
Credit Suisse Securities (USA) LLC/(CME Group)		16,700	9/17/24	1.995%	6 Month EURIBOR	(363,662)

Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (USA) LLC/(CME Group)	GBP	13,370	4/01/25	6 Month LIBOR	1.998%	$(287,802)
Credit Suisse Securities (USA) LLC/(CME Group)		13,370	4/01/25	1.998%	6 Month LIBOR	419,523
Credit Suisse Securities (USA) LLC/(CME Group)		$19,830	4/07/25	3 Month LIBOR	2.499%	(354,187)
Credit Suisse Securities (USA) LLC/(CME Group)		19,830	4/07/25	2.499%	3 Month LIBOR	280,945
Credit Suisse Securities (USA) LLC/(CME Group)	AUD	15,000	7/09/25	6 Month BBSW	3.168%	168,568
Credit Suisse Securities (USA) LLC/(CME Group)	NZD	34,000	7/10/25	3 Month BKBM	3.750%	347,107
Credit Suisse Securities (USA) LLC/(CME Group)	SEK	177,000	8/04/25	3 Month STIBOR	1.353%	56,359

						$2,481,595

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at August 31, 2015	Notional Amount (000)		Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc./(INTRCONX):
CDX-NAIG Series 24, 5 Year Index, 6/20/20*	(1.00)%	0.82%		$16,410	$(169,994)	$76,537
CDX-NAIG Series 24, 5 Year Index, 6/20/20*	(1.00)	0.82		7,900	(81,837)	(18,479)
iTraxx-XOVER Series 23, 5 Year Index, 6/20/20*	(5.00)	3.24	EUR	600	(57,076)	3,506
Sale Contracts
Citigroup Global Markets, Inc./(INTRCONX):
CDX-NAIG Series 24, 5 Year Index, 6/20/20*	1.00	0.82		$7,760	80,387	(35,654)
Credit Suisse Securities (USA) LLC/(INTRCONX):
iTraxx-XOVER Series 23, 5 Year Index, 6/20/20*	5.00	3.24	EUR	6,940	660,213	122,443
iTraxx-XOVER Series 23, 5 Year Index, 6/20/20*	5.00	3.24		7,987	759,899	(16,516)
iTraxx-XOVER Series 23, 5 Year Index, 6/20/20*	5.00	3.24		15,163	1,442,476	(35,519)
iTraxx-XOVER Series 23, 5 Year Index, 6/20/20*	5.00	3.24		6,920	657,813	(62,036)

					$3,291,881	$34,282

*	Termination date

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at August 31, 2015	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Bank PLC:
Republic of Korea,
7.125%, 4/16/19, 9/20/20*	(1.00)%	0.67%	$15,420	$(276,307)	$(346,578)	$70,271
Republic of Korea,
7.125%, 4/16/19, 9/20/20*	(1.00)	0.67	22,810	(408,724)	(518,298)	109,574
United Mexican States,
5.95%, 3/19/19, 9/20/20*	(1.00)	1.46	1,880	37,378	25,802	11,576
Citibank, NA:
ITRAXX-ASIA Series 23, 5 Year Index, 6/20/20*	(1.00)	1.33	2,150	27,601	7,197	20,404
ITRAXX-AUSTRALIA Series 23, 5 Year Index, 6/20/20*	(1.00)	1.07	7,760	9,501	(48,514)	58,015
Republic of Chile,
3.875%, 8/5/20, 6/20/20*	(1.00)	1.19	3,000	20,860	(21,937)	42,797
Republic of Panama,
8.875%, 9/30/27, 6/20/20*	(1.00)	1.64	2,200	60,578	43,377	17,201
Republic of Peru,
8.75%, 11/21/33, 6/20/20*	(1.00)	1.69	2,200	65,320	42,405	22,915
United Mexican States,
5.95%, 3/19/19, 9/20/20*	(1.00)	1.46	6,290	125,058	97,999	27,059

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at August 31, 2015	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG:
Commonwealth of Australia,
6.00%, 2/15/17, 9/20/20*	(1.00)%	0.44%		$5,560	$(163,671)	$(184,214)	$20,543
JPMorgan Chase Bank, NA:
ITRAXX- JAPAN Series 23, 5 Year Index, 6/20/20*	(1.00)	0.62	JPY	946,070	(154,168)	(150,286)	(3,882)
Morgan Stanley Capital Services LLC:
Republic of Korea,
7.125%, 4/16/19, 9/20/20*	(1.00)	0.67		$4,930	(88,339)	(119,186)	30,847
Sale Contracts
Barclays Bank PLC
CDX-CMBX.NA, 5/11/63*	3.00	3.28		9,000	(146,549)	(98,051)	(48,498)
Citibank, NA:
Federative Republic of Brazil,
4.25%, 1/7/25, 6/20/20*	1.00	3.38		2,000	(202,657)	(128,231)	(74,426)
United Mexican States,
5.95%, 3/19/19, 6/20/20*	1.00	1.40		3,000	(50,211)	(43,188)	(7,023)
Credit Suisse International
CDX-CMBX.NA, 5/11/63*	3.00	3.28		10,000	(162,833)	(96,907)	(65,926)

					$(1,307,163)	$(1,538,610)	$231,447

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Pay Total Return on Reference Obligation
JPMorgan Chase Bank, NA:
Bloomberg Commodity Index 2 Month Forwards	64,205	0.06%	$12,524	9/15/15	$(152,273)

^	Less than $0.50.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2015, the aggregate market value of these securities amounted to $11,552,796 or 3.2% of net assets.

(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(c)	Non-income producing security.
(d)	Fair valued by the Adviser.
(e)	Illiquid security.
(f)	Represents entire or partial securities out on loan.
(g)	Floating Rate Security. Stated interest rate was in effect at August 31, 2015.
(h)	One contract relates to 1 share.
(i)	One contract relates to 100 shares.
(j)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(k)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(l)	As of August 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,863,892 and gross unrealized depreciation of investments was $(24,416,864), resulting in net unrealized depreciation of $(17,552,972).
(m)	An amount of U.S. 0 has been segregated to collateralize margin requirements for the open futures contracts at August 31, 2015.

Currency Abbreviation:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
BBSW	-	Bank Bill Swap Reference Rate (Australia)
BKBM	-	Bank Bill Benchmark (New Zealand)
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
EURIBOR	-	Euro Interbank Offered Rate
FTSE	-	Financial Times Stock Exchange
GSE	-	Government-Sponsored Enterprise
INTRCONX	-	Inter-Continental Exchange
KC HRW	-	Kansas City Hard Red Winter

LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust
RTR	-	Right To Receive
SPDR	-	Standard & Poor’s Depository Receipt
STIBOR	-	Stockholm Interbank Offered Rate
TSX	-	Toronto Stock Exchange
WTI	-	West Texas Intermediate

Country Breakdown*

August 31, 2015 (unaudited)

21.3%	United States
17.9%	Brazil
5.5%	Turkey
3.4%	Portugal
2.0%	Japan
1.5%	Canada
1.5%	United Kingdom
1.2%	China
0.8%	France
0.7%	Germany
0.6%	Switzerland
0.5%	Australia
0.4%	Sweden
2.3%	Other
40.4%	Short-Term

100.0%	Total Investments

*	All data are as of August 31, 2015. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 0.3% or less in the following countries: Austria, Belgium, Bermuda, Chile, Colombia, Denmark, Finland, Hong Kong, Ireland, Italy, Jersey (Channel Islands), Luxembourg, Macau, Malaysia, Netherlands, New Zealand, Norway, Singapore, South Africa, Spain and United Arab Emirates.

AB Global Risk Allocation Fund, Inc.

August 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2015:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$100,883,874		$	– 0	–	$100,883,874
Common Stocks:
Financials		5,872,022		7,894,076			21,034		13,787,132
Consumer Staples		6,742,690		3,662,146			– 0	–	10,404,836
Consumer Discretionary		5,945,681		3,569,521			456,347		9,971,549
Industrials		5,597,934		3,670,817			245,306		9,514,057
Health Care		5,884,490		3,425,256			– 0	–	9,309,746
Information Technology		6,982,730		1,826,607			– 0	–	8,809,337
Materials		3,664,559		2,908,894			– 0	–	6,573,453
Energy		3,996,140		2,476,952			– 0	–	6,473,092
Utilities		3,298,654		2,702,732			– 0	–	6,001,386
Telecommunication Services		1,062,115		1,552,398			– 0	–	2,614,513
Collateralized Mortgage Obligations		– 0	–	– 0	–		10,163,292		10,163,292
Preferred Stocks		5,670,865		– 0	–		– 0	–	5,670,865
Investment Companies		3,727,204		– 0	–		– 0	–	3,727,204
Options Purchased - Puts		– 0	–	2,073,214			– 0	–	2,073,214
Options Purchased - Calls		– 0	–	580,685			– 0	–	580,685
Rights		59		– 0	–		660		719
Short-Term Investments:
Investment Companies		121,844,342		– 0	–		– 0	–	121,844,342
U.S. Treasury Bills		– 0	–	17,998,468			– 0	–	17,998,468
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund		1,558,710		– 0	–		– 0	–	1,558,710

Total Investments in Securities		181,848,195		155,225,640			10,886,639		347,960,474
Other Financial Instruments* :
Assets:
Futures		1,310,794		89,227			– 0	–	1,400,021
Forward Currency Exchange Contracts		– 0	–	16,560,650			– 0	–	16,560,650
Centrally Cleared Interest Rate Swaps		– 0	–	4,921,521			– 0	–	4,921,521
Centrally Cleared Credit Default Swaps		– 0	–	202,486			– 0	–	202,486
Credit Default Swaps		– 0	–	431,202			– 0	–	431,202
Liabilities:
Futures		(3,763,218)		(124,874)			– 0	–	(3,888,092)
Forward Currency Exchange Contracts		– 0	–	(10,394,908)			– 0	–	(10,394,908)
Credit Default Swaptions Written		– 0	–	(12,412)			– 0	–	(12,412)
Currency Options Written		– 0	–	(37,149)			– 0	–	(37,149)
Put Options Written		– 0	–	(498,100)			– 0	–	(498,100)
Centrally Cleared Interest Rate Swaps		– 0	–	(2,439,926)			– 0	–	(2,439,926)
Centrally Cleared Credit Default Swaps		– 0	–	(168,204)			– 0	–	(168,204)
Credit Default Swaps		– 0	–	(199,755)			– 0	–	(199,755)
Total Return Swaps		– 0	–	(152,273)			– 0	–	(152,273)

Total+		$179,395,771		$163,403,125			$10,886,639		$353,685,535

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were de minimis transfers under 1% of net assets during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks		Collateralized Mortgage Obligations		Preferred Stocks
Balance as of 11/30/14	$1,391,755		$ – 0	–		$199
Accrued discounts/(premiums)	– 0	–	(434)			– 0	–
Realized gain (loss)	1,557,270		– 0	–		(4)
Change in unrealized appreciation/depreciation	(80,563)		(49,945)			5
Purchases	19,342		10,213,671			– 0	–
Sales	(3,046,755)		– 0	–		(200)
Transfers in to Level 3	881,638		– 0	–		– 0	–
Transfers out of Level 3	– 0	–	– 0	–		– 0	–

Balance as of 8/31/15	$722,687		$10,163,292		$	– 0	–

Net change in unrealized appreciation/depreciation from investments held as of 8/31/15	$145,539		$(49,945)		$	– 0	–

	Rights		Total
Balance as of 11/30/14	$ – 0	–	$1,391,954
Accrued discounts/(premiums)	– 0	–	(434)
Realized gain (loss)	– 0	–	1,557,266
Change in unrealized appreciation/depreciation	3		(130,500)
Purchases	657		10,233,670
Sales	– 0	–	(3,046,955)
Transfers in to Level 3	– 0	–	881,638
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 8/31/15	$660		$10,886,639	+

Net change in unrealized appreciation/depreciation from investments held as of 8/31/15	$3		$95,597

+	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at August 31, 2015. Securities priced by third party vendors or using prior transaction prices, which approximate fair value, are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 8/31/15	Valuation Technique	Unobservable Input	Range/ Weighted Average
Common Stocks	$57,697	Market Approach	Adjusted Last Traded Price	$2.39 /NA

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Global Risk Allocation Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 20, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	October 20, 2015